UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23241

Virtus Convertible & Income 2024 Target Term Fund

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Kathryn Santoro, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code:_(866) 270-7788

Date of fiscal year end: January 31

Date of reporting period: July 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

July 31, 2024
Virtus Artificial Intelligence & Technology Opportunities Fund (AIO)
Virtus Convertible & Income 2024 Target Term Fund (CBH)
Virtus Convertible & Income Fund (NCV)
Virtus Convertible & Income Fund II (NCZ)
Virtus Diversified Income & Convertible Fund (ACV)
Virtus Dividend, Interest & Premium Strategy Fund (NFJ)
Virtus Equity & Convertible Income Fund (NIE)

Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Trustees (the “Board,” or the “Trustees”) of the Virtus Artificial Intelligence & Technology Opportunities Fund (“AIO”), Virtus Diversified Income & Convertible Fund (“ACV”), Virtus Dividend, Interest & Premium Strategy Fund (“NFJ”), and Virtus Equity & Convertible Income Fund (“NIE”) (each individually a “Fund” or collectively “Funds”) have adopted a Managed Distribution Plan (the “Plan”). The Plan currently provides for AIO and ACV to make a monthly distribution at a rate of $0.15 per share and $0.18 per share, respectively, and for NIE to make a quarterly distribution at a rate of $0.50 per share. In addition, the Plan currently provides for NFJ to make a quarterly distribution at a rate of $0.305 per share for distributions starting with a September 26, 2024 pay date; prior to this date, the rate for NFJ was $0.280 per share. Under the terms of the Plan, the Funds seek to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof. The Plan had no effect on the Funds meeting their principal strategies during the most recent fiscal period and is not expected to have such an effect in future periods.
If a Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
You should not draw any conclusions about a Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Plan.
The amounts and sources of distributions reported in a Fund’s notices issued pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment results during its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on each Fund is available through the closed-end fund section on the web at www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/AIO
https://www.virtus.com/ACV
https://www.virtus.com/NFJ
https://www.virtus.com/NIE

MESSAGE TO SHAREHOLDERS
To Virtus Closed-End Fund Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended July 31, 2024.
The six-month period saw many global equity markets reach new highs before volatility resurfaced in July. Factors including optimism about artificial intelligence (“AI”) and the continued strength of the U.S. economy were favorable for returns. But as inflation slowed and unemployment rose, fears of recession contributed to a downturn in large technology stocks in July. All eyes were on the Federal Reserve (“Fed”), waiting to see when the central bank would begin to cut interest rates.
Despite these July headwinds, domestic and international equity indexes posted strong returns for the six months ended July 31, 2024. U.S. large-capitalization stocks returned 14.77%, as measured by the S&P 500® Index, while small-cap stocks returned 16.60%, as measured by the Russell 2000® Index. Convertible securities, as measured by the ICE BofA U.S. Convertibles Index, returned 5.32%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 7.81%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were up 13.06%.
In fixed income markets, the yield on the 10-year Treasury rose slightly to 4.09% on July 31, 2024, from 3.99% on January 31, 2024. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was up 1.89% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 4.58%.
Please call our shareholder service team at 1-866-270-7788 if you have questions about your Fund or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President and Chief Executive Officer, Virtus Closed-End Funds
September 2024
Refer to the Manager’s Discussion section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

Artificial Intelligence & Technology Opportunities Fund (AIO)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2024
About the Fund:
Artificial Intelligence & Technology Opportunities Fund’s (NYSE: AIO) (the “Fund”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to borrow at short-term rates and seek to invest at higher yields on its investments. As of July 31, 2024, the Fund’s leverage consisted of $130.0 million of borrowings made pursuant to margin financing and/or securities lending, which represented approximately 15% of the Fund’s total assets.
Manager Comments - Voya Investment Management Co. LLC (“Voya IM”)
Voya IM manages the Fund. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity, and multi-asset platforms, including private markets and alternatives. The following commentary is provided by the portfolio team at Voya IM.
How did the markets perform during the Fund’s fiscal six-month period ended July 31, 2024?
Global stocks rallied strongly during the first half of 2024, with equity indices in many markets reaching new highs. Sentiment was buoyed by solid corporate earnings, the continued resilience of the U.S. economy, and a pickup in economic momentum in Europe and China. The rally was mostly driven by outsized returns for information technology and communication services companies. In July, there was a strong rotation away from technology companies in favor of value stocks. Various factors were behind the technology selloff: U.S. inflation was slower than expected in June, boosting hopes that the U.S. Fed would cut rates soon; Tesla and Alphabet delivered disappointing earnings; Donald Trump said that Taiwan, which is at the core of the global chipmaking industry, should pay for its own defense; and the Biden administration reportedly considered export curbs on semiconductor equipment companies.
Global bonds struggled during the first half of the year, as investors reined in hopes of multiple interest rate cuts in 2024. In July, global fixed income rallied as hopes of a September rate cut grew. The yield on the 10-year U.S. Treasury bond declined to near a six-month low of 4.1%, while 10-year German Bund yields closed the month at 2.3%, a level last seen in early April. Yields on shorter-dated bonds fell even more, causing yield curves to become less inverted. In contrast, Japanese bond yields rose slightly as investors anticipated higher rates from the Bank of Japan.
What factors affected the Fund’s performance during its fiscal six-month period?
For the six months ended July 31, 2024, the Fund’s net asset value (“NAV”) returned 8.84%, while its market price returned 19.11%. For the same period, the Fund’s composite benchmark, which consists of 50% MSCI All Country World Index (net) (representing equities) and 50% ICE BofA U.S. Convertibles Index (representing convertible securities), returned 8.84%. The underlying indexes returned 12.44% for equities and 5.32% for convertible securities.
The Fund’s equity portfolio was a strong relative contributor during the period. The information technology and health care sectors contributed the most to performance on an absolute basis. On balance, the utilities and real estate sectors detracted from returns.
Convertible securities detracted from performance over the period. Within the convertible securities allocation, the information technology and utilities sectors contributed the most to performance. Conversely, the health care and industrials exposures detracted.
With respect to credit, the Fund’s allocation to high yield corporate bonds contributed to returns. Information technology and industrials issues contributed to performance. There was no sector detractor on an absolute basis.
Managed Distribution Plan
As discussed on the inside cover of this Report, the Fund currently operates under a Managed Distribution Plan (the “Plan”) pursuant to which the Fund makes a monthly distribution at a rate of $0.15 per share. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Artificial Intelligence Concentration: A fund that focuses its investments in artificial intelligence-related companies, especially smaller companies, will be more volatile than companies that do not rely heavily on technology.
Technology Concentration: Because the Fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Artificial Intelligence & Technology Opportunities Fund (AIO)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2024
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Sector Focused Investing: Events negatively affecting a particular industry or market sector in which the Fund focuses its investments may cause the value of the portfolio to decrease.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Convertible & Income 2024 Target Term Fund (CBH)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2024
About the Fund:
Convertible & Income 2024 Target Term Fund’s (NYSE: CBH) (the “Fund”) investment objectives are to provide a high level of income and to return at least $9.835 per common share (the original net asset value per common share before deducting offering costs of $0.02 per share) to holders of common shares on or about September 1, 2024. There is no guarantee that the Fund will achieve its investment objective.
As announced on June 6, 2024, in anticipation of its termination date on August 30, 2024, CBH shifted its portfolio to shorter duration securities and paid off its borrowings. As a result, CBH’s yield decreased during the period.
Manager Comments - Voya Investment Management Co. LLC (“Voya IM”)
Voya IM manages the Fund. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity, and multi-asset platforms, including private markets and alternatives. The following commentary is provided by the portfolio team at Voya IM.
How did the markets perform during the Fund’s fiscal six-month period ended July 31, 2024?
Risk assets advanced during the reporting period, with the convertible securities, high yield (“HY”) bond, and bank loan markets finishing higher for the six months ended July 31, 2024. The ICE BofA U.S. Convertibles Index returned 5.32%, the ICE BofA U.S. High Yield Index returned 4.61%, and the Credit Suisse Leveraged Loan Index returned 4.39%.
Convertible securities were positively impacted by underlying stock price strength and credit spread tightening. Spread refers to the additional yield over the yield of a risk-free government bond. Sector gains were broad-based, and the primary market was active.
Regarding HY bonds, industry gains were also widespread. Lower quality bonds outperformed higher quality bonds, new issuance was strong, and the trailing 12-month default rate remained low.
With respect to bank loans, the market’s upgrade-to-downgrade ratio edged higher toward the end of the reporting period. Year-to-date new issue activity was robust.
Against this backdrop, corporate earnings results were generally better than expected, with many companies beating forecasts. The U.S. economy expanded, inflation eased, and the unemployment rate remained low, although the manufacturing sector contracted. The Fed left interest rates unchanged and the market’s expectation for the timing of the first interest rate cut since 2021 was pushed out.
What factors affected the Fund’s performance during its fiscal six-month period?
For the fiscal six-month period ended July 31, 2024, the Fund’s NAV returned 3.05%, while its market price returned 5.67%. For the same period, the Fund’s composite benchmark, which consists of 40% ICE BofA U.S. Convertibles Index (representing convertible securities), 45% ICE BofA BB-B U.S. High Yield Constrained Index (representing high yield bonds), and 15% Credit Suisse Leveraged Loan Index (representing leveraged loans), returned 4.68%. The underlying indexes returned 5.32% for convertible securities, 4.16% for high yield bonds, and 4.39% for leveraged loans.
The Fund delivered consistent income and a positive total return for the six-month period. The portfolio benefited from strength across risk assets including convertible securities, HY bonds, and bank loans.
Within convertible securities, the leading sectors were consumer discretionary, transportation, and technology. An e-commerce holding gained in consumer discretionary, transportation was aided by strength in trucking and delivery, and software exposure helped in technology. Conversely, only two sectors — financials and health care — detracted from performance due to weakness in financial technology and pharmaceutical holdings.
Regarding the HY allocation, nearly all industries finished higher for the period. Recreation & travel, gaming, and technology had the greatest impact on performance. Recreation & travel benefited from positions in cruise lines and theme park operations. A casino operator outperformed within gaming. Technology was led by a data storage holding. Only one industry — financial services — detracted from performance, as a consumer lending position underperformed for the period.
Bank loan holdings also had a positive effect on Fund performance, led by issues in restaurants, technology, and theaters & entertainment. A business services holding finished higher in restaurants. Contributions in technology were widespread across many subindustries. Movie theater and theme park operations exposures were sources of strength in theaters & entertainment. Only one industry — media — hindered performance, as a television broadcasting position underperformed during the period.
Level Distribution Practice
The Fund has a practice of seeking to maintain a specified level of monthly distributions to shareholders, which may be changed at any time. As a result of this practice, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the practice did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Convertible & Income 2024 Target Term Fund (CBH)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2024
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Bank Loans: Bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Convertible & Income Fund (NCV)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2024
About the Fund:
Virtus Convertible & Income Fund’s (NYSE: NCV) (the “Fund”) investment objective is to provide total return through a combination of capital appreciation and high current income. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to have a blended capital structure combining long-term fixed rates and short-term variable rates which allows the Fund to seek to enhance the yields on its investments. As of July 31, 2024, the Fund’s leverage consisted of $200.0 million of borrowings made pursuant to a combination of cumulative preferred shares, mandatory redeemable preferred shares, margin financing and/or securities lending, which represented approximately 36% of the Fund’s total assets.
Manager Comments - Voya Investment Management Co. LLC (“Voya IM”)
Voya IM manages the Fund. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity, and multi-asset platforms, including private markets and alternatives. The following commentary is provided by the portfolio team at Voya IM.
How did the markets perform during the Fund’s fiscal six-month period ended July 31, 2024?
Risk assets advanced during the reporting period, with the convertible securities and high yield (“HY”) bond markets finishing higher for the six months ended July 31, 2024. The ICE BofA U.S. Convertibles Index returned 5.32%, and the ICE BofA U.S. High Yield Index returned 4.61%.
Convertible securities were positively impacted by underlying stock price strength and credit spread tightening. Spread refers to the additional yield over the yield of a risk-free government bond. Sector gains were broad-based, and the primary market was active.
Regarding HY bonds, industry gains were also widespread. Lower quality bonds outperformed higher quality bonds, new issuance was strong, and the trailing 12-month default rate remained low.
Against this backdrop, corporate earnings results were generally better than expected, with many companies beating forecasts. The U.S. economy expanded, inflation eased, and the unemployment rate remained low, although the manufacturing sector contracted. The Fed left interest rates unchanged and the market’s expectation for the timing of the first interest rate cut since 2021 was pushed out.
What factors affected the Fund’s performance during its fiscal six-month period?
For the fiscal six-month period ended July 31, 2024, the Fund’s NAV returned 6.51%, while its market price returned 11.50%. For the same period, the Fund’s composite benchmark, which consists of 60% ICE BofA U.S. Convertibles Index (representing convertible securities) and 40% ICE BofA U.S. High Yield Index (representing high yield bonds), returned 5.05%. The underlying indexes returned 5.32% for convertible securities and 4.61% for high yield bonds.
The Fund delivered consistent income and a positive total return for the six-month period. The portfolio benefited from strength across risk assets including convertible securities and HY bonds.
Among convertible securities, nearly all sectors finished higher, led by technology, financials, and health care. Semiconductor and software positioning was the primary source of strength in technology. Financials was aided by gains in a health care real estate investment trust (“REIT”), a private equity company, and a credit card provider. Biopharmaceutical and diagnostics exposures helped in health care. Conversely, only one sector—media—detracted from performance due to weakness in advertising and social media holdings.
With respect to the HY allocation, all industries finished higher and contributed to performance for the period. Financial services, energy, and technology had the greatest impact on the portfolio. In financial services, consumer lending and mortgage services holdings were upside outliers. Gains in energy were broad, with every position closing higher. Technology was led by cybersecurity and data storage holdings. There were no industries that detracted from performance during the period.
Level Distribution Practice
The Fund has a practice of seeking to maintain a specified level of monthly distributions to holders of common shares, which may be changed at any time. As a result of this practice, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the practice did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Convertible & Income Fund (NCV)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2024
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Convertible & Income Fund II (NCZ)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2024
About the Fund:
Convertible & Income Fund II’s (NYSE: NCZ) (the “Fund”) investment objective is to provide total return through a combination of capital appreciation and high current income. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to have a blended capital structure combining long-term fixed rates and short-term variable rates which allows the Fund to seek to enhance the yields on its investments. As of July 31, 2024, the Fund’s leverage consisted of $156.0 million of borrowings made pursuant to a combination of cumulative preferred shares, mandatory redeemable preferred shares, margin financing and/or securities lending, which represented approximately 37% of the Fund’s total assets.
Manager Comments - Voya Investment Management Co. LLC (“Voya IM”)
Voya IM manages the Fund. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity, and multi-asset platforms, including private markets and alternatives. The following commentary is provided by the portfolio team at Voya IM.
How did the markets perform during the Fund’s fiscal six-month period ended July 31, 2024?
Risk assets advanced during the reporting period, with the convertible securities and high yield (“HY”) bond markets finishing higher for the six months ended July 31, 2024. The ICE BofA U.S. Convertibles Index returned 5.32%, and the ICE BofA U.S. High Yield Index returned 4.61%.
Convertible securities were positively impacted by underlying stock price strength and credit spread tightening. Spread refers to the additional yield over the yield of a risk-free government bond. Sector gains were broad-based, and the primary market was active.
Regarding HY bonds, industry gains were also widespread. Lower quality bonds outperformed higher quality bonds, new issuance was strong, and the trailing 12-month default rate remained low.
Against this backdrop, corporate earnings results were generally better than expected, with many companies beating forecasts. The U.S. economy expanded, inflation eased, and the unemployment rate remained low, although the manufacturing sector contracted. The Fed left interest rates unchanged and the market’s expectation for the timing of the first interest rate cut since 2021 was pushed out.
What factors affected the Fund’s performance during its fiscal six-month period?
For the fiscal six-month period ended July 31, 2024, the Fund’s NAV returned 6.90%, while its market price returned 9.61%. For the same period, the Fund’s composite benchmark, which consists of 60% ICE BofA U.S. Convertibles Index (representing convertible securities) and 40% ICE BofA U.S. High Yield Index (representing high yield bonds), returned 5.05%. The underlying indexes returned 5.32% for convertible securities and 4.61% for high yield bonds.
The Fund delivered consistent income and a positive total return for the six-month period. The portfolio benefited from strength across risk assets including convertible securities and HY bonds.
Among convertible securities, nearly all sectors finished higher, led by technology, financials, and health care. Semiconductor and software positioning was the primary source of strength in technology. Financials was aided by gains in a health care real estate investment trust (“REIT”), a private equity company, and a credit card provider. Biopharmaceutical and diagnostics exposures helped in health care. Conversely, only one sector—media—detracted from performance due to weakness in advertising and social media holdings.
With respect to the HY allocation, all industries finished higher and contributed to performance for the period. Financial services, energy, and technology had the greatest impact on the portfolio. In financial services, consumer lending and mortgage services holdings were upside outliers. Gains in energy were broad, with every position closing higher. Technology was led by cybersecurity and data storage holdings. There were no industries that detracted from performance during the period.
Level Distribution Practice
The Fund has a practice of seeking to maintain a specified level of monthly distributions to holders of common shares, which may be changed at any time. As a result of this practice, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the practice did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Convertible & Income Fund II (NCZ)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2024
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Diversified Income & Convertible Fund (ACV)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2024
About the Fund:
Diversified Income & Convertible Fund’s (NYSE: ACV) (the “Fund”) investment objective is to provide total return through a combination of current income and capital appreciation, while seeking to provide downside protection against capital loss. There is no guarantee that the Fund will achieve its investment objective.
The Fund has a blended capital structure combining long-term fixed rates and short-term variable rates which enable the Fund to seek to enhance the returns and yields on its investments. As of July 31, 2024, the Fund’s leverage consisted of $105.0 million of borrowings made pursuant to long-term senior notes, margin loan financing, and mandatory redeemable preferred shares, which represented approximately 32% of the Fund’s total assets.
Manager Comments - Voya Investment Management Co. LLC (“Voya IM”)
Voya IM manages the Fund. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity, and multi-asset platforms, including private markets and alternatives. The following commentary is provided by the portfolio team at Voya IM.
How did the markets perform during the Fund’s fiscal six-month period ended July 31, 2024?
Risk assets advanced during the reporting period, with the equity, convertible securities, and high yield (“HY”) bond markets finishing higher for the six months ended July 31, 2024. The S&P 500® Index returned 14.77%, the ICE BofA U.S. Convertibles Index returned 5.32%, and the ICE BofA U.S. High Yield Index returned 4.61%.
Equities made multiple new all-time highs during the reporting period, helped by rising earnings estimates and an advancing technology sector.
Convertible securities were positively impacted by underlying stock price strength and credit spread tightening. Spread refers to the additional yield over the yield of a risk-free government bond. Sector gains were broad-based, and the primary market was active.
Regarding HY bonds, industry gains were also widespread. Lower quality bonds outperformed higher quality bonds, new issuance was strong, and the trailing 12-month default rate remained low.
Against this backdrop, corporate earnings results were generally better than expected, with many companies beating forecasts. The U.S. economy expanded, inflation eased, and the unemployment rate remained low, although the manufacturing sector contracted. The Fed left interest rates unchanged and the market’s expectation for the timing of the first interest rate cut since 2021 was pushed out.
What factors affected the Fund’s performance during its fiscal six-month period?
For the fiscal six months ended July 31, 2024, the Fund’s NAV returned 8.96%, while its market price returned -2.49%. For the same period, the Fund’s composite benchmark, which consists of 50% ICE BofA U.S. Convertibles Index (representing convertible securities), 25% ICE BofA U.S. High Yield Index (representing high yield bonds), and 25% Russell 1000® Growth Index (representing equities), returned 7.76%. The underlying indexes returned 5.32% for convertible securities, 4.61% for high yield bonds, and 15.76% for equities.
The Fund delivered consistent income and a positive total return for the six-month period. The portfolio benefited from strength across risk assets including equities, convertible securities, and HY bonds.
Top contributors included companies that capitalized on secular trends around artificial intelligence (“AI”) and cloud migration, including Amazon.com, as well as multiple semiconductor companies. Secular trends are those that can have a longer timeframe than the current business cycle and can be less economically dependent. Additionally, Apple gained after unveiling new AI capabilities. A diagnostics company that raised earnings guidance and a biopharmaceutical holding that reported favorable phase 3 test results also outperformed. The other top contributors had exposure to aerospace, cruise line operations, and financial technology.
Additionally, many written options positions expired below the strike price, and the portfolio was able to retain the set premiums.
Top detractors included several life sciences companies that reduced earnings guidance, as well as a diabetes management company that reported weaker-than-expected quarterly results. Slowing growth concerns pressured several packaged software, payment technology, and data processing holdings. A global technology company and a residential solar company focused on cash flow generation also underperformed.
Managed Distribution Plan
As discussed on the inside cover of this Report, the Fund currently operates under a Managed Distribution Plan (the Plan) pursuant to which the Fund makes a monthly distribution at a rate of $0.18 to holders of common shares. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Diversified Income & Convertible Fund (ACV)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2024
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Options: Selling call options may limit the opportunity to profit from the increase in price of the underlying asset. Selling put options risks loss if the option is exercised while the price of the underlying asset is rising. Buying options risks loss of the premium paid for those options.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Dividend, Interest & Premium Strategy Fund (NFJ)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2024
About the Fund:
Dividend, Interest & Premium Strategy Fund’s (NYSE: NFJ) (the “Fund”) investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. There is no guarantee that the Fund will achieve its investment objective.
For the fiscal six months ended July 31, 2024, the Fund’s net asset value returned 6.24%, and its market price returned 9.10%. For the same period, the Fund’s composite benchmark, which consists of 75% Russell 1000® Value and 25% ICE BofA US Convertibles Index returned 10.29%.
As announced on August 29, 2024, NFJ increased its quarterly distribution rate by 9% from $0.28 per share to $0.305 per share, effective with its September 2024 distribution, as part of an ongoing effort to enhance shareholder value by both seeking to provide a more attractive distribution rate and furthering its efforts to reduce the current discount to net asset value at which its shares currently trade.
Manager Comments – Voya Investment Management Co. LLC (“Voya IM”) and NFJ Investment Group, LLC (“NFJ Investment Group”)
Voya IM manages the Fund’s convertible securities portfolio, while NFJ Investment Group manages the Fund’s equity and options portfolios. The Voya IM team and NFJ Investment Group have been working together for more than 15 years. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity and multi-asset platforms, including private markets and alternatives. The NFJ Investment Group investment team has been managing value equities for clients for over 30 years. They seek to invest in companies with low market expectations and the strongest prospects for returning capital to shareholders. The following commentary is provided by the portfolio teams at NFJ Investment Group and Voya IM and cover the Fund’s portfolio for the period ended July 31, 2024.
NFJ Investment Group
How did the equity markets perform during the Fund’s fiscal six-month period ended July 31, 2024?
U.S. equities largely appreciated over the period, lifted in part by robust gains from the highest momentum names. As inflation figures cooled and hope for interest rate cuts rose, more interest rate-sensitive areas of the market gained traction, particularly toward the end of the period. In the Russell 1000® Value Index, utilities climbed 22%, followed by 17% gains from the financials and industrials sectors. Conversely, the communication services, health care, and consumer discretionary sectors posted the weakest returns. The Cboe Volatility Index® (VIX®) spiked into the high teens in mid-April, largely trended downward, then spiked again to the high teens toward the end of July.
What factors affected the performance of the Fund’s equity portfolio during the fiscal six-month period?
For the six months ended July 31, 2024, the Fund’s equity portfolio returned 6.88% (gross of fees and expenses). For the same period, the Fund’s benchmark, the Russell 1000® Value Index, returned 11.96%.
In the equity sleeve, relative underperformance results versus the Russell 1000® Value Index were due to negative stock selection. Sector allocation marginally detracted during the reporting period. Stock selection was positive across the communication services and industrials sectors. However, these gains were offset by negative selection across the consumer discretionary and real estate sectors. An underweight in industrials and an overweight in real estate detracted. Conversely, an underweight in communication services and an overweight in utilities contributed to returns for the six-month period.
The Fund employs an options overlay strategy where calls are written on a portion of the portfolio’s equity holdings. In the options sleeve, many written options positions expired below the strike price, and the portfolio was able to retain the set premiums.
Voya IM
How did the convertible securities markets perform during the Funds’ fiscal six-month period?
Risk assets advanced, with the convertible securities market finishing higher for the six-month period ended July 31, 2024. Convertible securities were positively impacted by underlying stock price strength and credit spread tightening. Spread refers to the additional yield over the yield of a risk-free government bond. Sector gains were broad based, and the primary market was active.
Against this backdrop, corporate earnings results were generally better than expected, with many companies beating forecasts. The U.S. economy expanded, inflation eased, and the unemployment rate remained low, although the manufacturing sector contracted. The Federal Reserve (Fed) left interest rates unchanged and the market’s expectation for the timing of the first interest rate cut since 2021 was pushed out.
What factors affected the performance of the Fund’s convertible securities portfolio during the fiscal six-month period?
For the six months ended July 31, 2024, the Fund’s convertible securities portfolio returned 6.14% (gross of fees and expenses). For the same period, the ICE BofA U.S. Convertibles Index returned 5.32%.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Dividend, Interest & Premium Strategy Fund (NFJ)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2024
Among convertible securities, nearly all sectors finished higher, led by technology, financials, and health care. Semiconductor and software positioning was the primary source of strength in technology. Financials were aided by gains in a health care real estate investment trust (REIT), a private equity company, and a credit card provider. Biopharmaceutical and diagnostics exposures helped in health care. Conversely, only one sector—media—detracted from performance due to weakness in advertising and social media holdings.
Managed Distribution Plan
As discussed on the inside cover of this Report, the Fund currently operates under a Managed Distribution Plan (the “Plan”) pursuant to which the Fund makes a quarterly distribution at a set rate per share. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Options: Selling call options may limit the opportunity to profit from the increase in price of the underlying asset. Selling put options risks loss if the option is exercised while the price of the underlying asset is rising. Buying options risks loss of the premium paid for those options.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Equity & Convertible Income Fund (NIE)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2024
About the Fund:
Equity & Convertible Income Fund’s (NYSE: NIE) (the “Fund”) investment objective is to seek total return comprised of capital appreciation, current income and gains. There is no guarantee that the Fund will achieve its investment objective.
Manager Comments - Voya Investment Management Co. LLC (“Voya IM”)
Voya IM manages the Fund. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity, and multi-asset platforms, including private markets and alternatives. The following commentary is provided by the portfolio team at Voya IM.
How did the markets perform during the Fund’s fiscal six-month period ended July 31, 2024?
Risk assets advanced during the reporting period, with the equity and convertible securities markets finishing higher for the six months ended July 31, 2024. The S&P 500® Index returned 14.77% and the ICE BofA U.S. Convertibles Index returned 5.32%.
Equities made multiple new all-time highs during the reporting period, helped by rising earnings estimates and an advancing technology sector.
Convertible securities were positively impacted by underlying stock price strength and credit spread tightening. Spread refers to the additional yield over the yield of a risk-free government bond. Sector gains were broad-based, and the primary market was active.
Against this backdrop, corporate earnings results were generally better than expected, with many companies beating forecasts. The U.S. economy expanded, inflation eased, and the unemployment rate remained low, although the manufacturing sector contracted. The Fed left interest rates unchanged and the market’s expectation for the timing of the first interest rate cut since 2021 was pushed out.
What factors affected the Fund’s performance during its fiscal six-month period?
For the fiscal six months ended July 31, 2024, the Fund’s NAV returned 9.32%, while its market price returned 10.36%. For the same period, the Fund’s composite benchmark, which consists of 60% Russell 1000® Growth Index (representing equities) and 40% ICE BofA U.S. Convertibles Index (representing convertible securities), returned 11.58%. The underlying indexes returned 15.76% for equities and 5.32% for convertible securities.
The Fund delivered consistent income and a positive total return for the six-month period. The portfolio benefited from strength across risk assets including equities and convertible securities.
Top contributors were primarily composed of technology companies that capitalized on secular trends around artificial intelligence (AI) and cloud migration, including Alphabet and Amazon.com, as well as multiple semiconductor companies led by Nvidia. Additionally, Apple gained after unveiling new AI capabilities. The other top contributors were a pharmaceutical position that benefited from optimism about its weight-loss drug, as well as aerospace manufacturing and financial services holdings that reported better-than-expected quarterly results.
Additionally, many written options positions expired below the strike price, and the portfolio was able to retain the set premiums.
Top detractors included a life sciences company that reduced revenue guidance and a hardware company that reported disappointing profit margins. Slowing growth fears pressured several packaged software and data processing holdings, and competitive concerns weighed on a beauty retailer. The other top detractors were an online real estate services provider that missed bookings estimates and a diabetes management company that reported weaker-than-expected quarterly results.
Managed Distribution Plan
As discussed on the inside cover of this Report, the Fund currently operates under a Managed Distribution Plan (the “Plan”) pursuant to which the Fund makes a quarterly distribution at a rate of $0.50 per share. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

Equity & Convertible Income Fund (NIE)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2024
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Options: Selling call options may limit the opportunity to profit from the increase in price of the underlying asset. Selling put options risks loss if the option is exercised while the price of the underlying asset is rising. Buying options risks loss of the premium paid for those options.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 18.

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
July 31, 2024
The following tables present the portfolio holdings within certain industries as a percentage of total investments at July 31, 2024.
AIO
Common Stocks		51%
Semiconductors & Semiconductor Equipment	9%
Software	9
Pharmaceuticals	4
All other Common Stocks	29
Convertible Bonds and Notes		31
Semiconductors	7
Software	6
Internet	3
All other Convertible Bonds and Notes	15
Corporate Bonds and Notes		16
Computers	3
Software	2
Semiconductors	2
All other Corporate Bonds and Notes	9
Equity-Linked Note		1
Securities Lending Collateral		1
Total		100%
CBH
Corporate Bonds and Notes		41%
Leisure Time	7%
Lodging	6
Financial Services	6
All other Corporate Bonds and Notes	22
Short-Term Investment		35
Convertible Bonds and Notes		17
Commercial Services	7
Internet	6
Transportation	4
U.S. Government Securities		7
Total		100%

NCV
Convertible Bonds and Notes		49%
Internet	8%
Software	4
Computers	4
All other Convertible Bonds and Notes	33
Corporate Bonds and Notes		40
Oil, Gas & Consumable Fuels	4
Media	3
Financial Services	3
All other Corporate Bonds and Notes	30
Convertible Preferred Stocks		4
Short-Term Investment		3
Equity-Linked Notes		2
Securities Lending Collateral		2
Total		100%
NCZ
Convertible Bonds and Notes		50%
Internet	9%
Software	4
Computers	4
All other Convertible Bonds and Notes	33
Corporate Bonds and Notes		38
Oil, Gas & Consumable Fuels	4
Media	3
Entertainment	3
All other Corporate Bonds and Notes	28
Convertible Preferred Stocks		4
Short-Term Investment		3
Securities Lending Collateral		3
Equity-Linked Notes		2
Total		100%

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
July 31, 2024
ACV
Convertible Bonds and Notes		39%
Internet	7%
Commercial Services	5
Electric Utilities	4
All other Convertible Bonds and Notes	23
Common Stocks		23
Software	3
Semiconductors & Semiconductor Equipment	3
Technology Hardware, Storage & Peripherals	2
All other Common Stocks	15
Corporate Bonds and Notes		18
Oil, Gas & Consumable Fuels	2
Financial Services	2
Media	1
All other Corporate Bonds and Notes	13
Equity-Linked Notes		12
Convertible Preferred Stocks		4
Short-Term Investment		4
Total		100%
NFJ
Common Stocks		81%
Banks	10%
Oil, Gas & Consumable Fuels	5
Electric Utilities	5
All other Common Stocks	61
Convertible Bonds and Notes		16
Internet	3
Software	1
Computers	1
All other Convertible Bonds and Notes	11
Convertible Preferred Stocks		1
Short-Term Investment		1
Equity-Linked Notes		1
Total		100%

NIE
Common Stocks		58%
Software	7%
Semiconductors & Semiconductor Equipment	7
Technology Hardware, Storage & Peripherals	6
All other Common Stocks	38
Convertible Bonds and Notes		24
Internet	4
Commercial Services	3
Electric Utilities	2
All other Convertible Bonds and Notes	15
Short-Term Investment		8
Equity-Linked Notes		7
Convertible Preferred Stocks		3
Total		100%

KEY INVESTMENT TERMS (Unaudited)
July 31, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Cboe Volatility Index® (“VIX®”)
The Cboe VIX® shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500® Index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The Cboe VIX® is a widely used measure of market risk and is often referred to as the “investor fear gauge.” The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Credit Suisse Leveraged Loan Index
The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Enterprise value (“EV”)
EV is a measure of a company’s total value, often used as a comprehensive alternative to equity market capitalization that includes debt.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
ICE BofA BB-B U.S. High Yield Constrained Index
The ICE BofA BB-B U.S. High Yield Constrained Index measures performance of BB/B U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, and is restricted to a maximum of 2% per issuer. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA U.S. Convertibles Index
The ICE BofA U.S. Convertibles Index tracks the performance of publicly issued U.S. dollar denominated convertible securities of U.S. companies. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA U.S. High Yield Index
The ICE BofA U.S. High Yield Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market and includes issues with a credit rating of BBB or below. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Master Limited Partnerships (“MLPs”)
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership.
MSCI All Country World Index (net)
The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

KEY INVESTMENT TERMS (Unaudited) (Continued)
July 31, 2024
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Risk Assets
Risk assets are those that tend to demonstrate price volatility, such as equities, high-yield bonds, currencies and commodities.
Russell 1000® Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Artificial Intelligence & Technology Opportunities Fund (AIO)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—35.7%
Banks—0.9%
Barclays Bank plc 0.000%, 2/18/25(1)	$ 6,380	$ 6,843
Biotechnology—0.4%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27(1)	3,000	3,235
Commercial Services—3.8%
Block, Inc. 0.125%, 3/1/25(1)	9,000	8,704
Global Payments, Inc. 144A 1.500%, 3/1/31(1)(2)(3)	10,200	9,639
Shift4 Payments, Inc. 0.500%, 8/1/27(1)	10,575	9,872
		28,215

Computers—2.2%
Super Micro Computer, Inc. 144A 0.000%, 3/1/29(1)(2)(3)	5,400	5,109
Western Digital Corp. 144A 3.000%, 11/15/28(1)(2)	7,600	11,076
		16,185

Electric Utilities—1.5%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)(2)(3)	9,230	11,122
Energy-Alternate Sources—0.6%
Sunnova Energy International, Inc. 2.625%, 2/15/28	9,000	4,230
Entertainment—1.2%
Live Nation Entertainment, Inc. 2.000%, 2/15/25(1)	8,320	8,672
Financial Services—1.2%
JPMorgan Chase Financial Co. LLC 0.500%, 6/15/27(1)	7,850	8,556
Health Care REITs—1.9%
Welltower OP LLC 144A 3.125%, 7/15/29(2)	13,250	13,826
Healthcare-Products—0.7%
Exact Sciences Corp. 0.375%, 3/15/27(1)	6,265	5,549
Internet—3.9%
Trip.com Group Ltd. 144A 0.750%, 6/15/29(2)	10,250	9,566
Uber Technologies, Inc. 0.000%, 12/15/25(1)	10,885	11,212
Zillow Group, Inc. 2.750%, 5/15/25(1)	8,000	8,195
		28,973

	Par Value	Value

Leisure Time—1.3%
NCL Corp., Ltd. 2.500%, 2/15/27(1)	$ 9,950	$ 9,502
Media—1.4%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27(1)	9,000	10,062
Semiconductors—8.3%
Impinj, Inc. 1.125%, 5/15/27(1)	3,660	5,724
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(1)	5,000	6,540
Microchip Technology, Inc. 144A 0.750%, 6/1/30(2)	13,555	13,599
MKS Instruments, Inc. 144A 1.250%, 6/1/30(2)	11,800	12,431
ON Semiconductor Corp. 0.500%, 3/1/29(1)	12,670	13,062
Semtech Corp. 1.625%, 11/1/27(1)	9,010	9,785
		61,141

Software—6.4%
Akamai Technologies, Inc. 0.125%, 5/1/25(1)	6,000	6,623
Bentley Systems, Inc. 0.125%, 1/15/26(1)	10,900	10,729
Cloudflare, Inc. 0.000%, 8/15/26(1)(4)	10,860	9,953
Datadog, Inc. 0.125%, 6/15/25(1)	7,135	9,461
Tyler Technologies, Inc. 0.250%, 3/15/26(1)	9,000	10,895
		47,661

Total Convertible Bonds and Notes (Identified Cost $268,365)		263,772

Corporate Bonds and Notes—18.3%
Computers—2.7%
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)(2)	10,225	9,769
Seagate HDD Cayman 8.500%, 7/15/31(1)	9,175	9,962
		19,731

Diversified REITS—1.4%
Iron Mountain, Inc. 144A 7.000%, 2/15/29(1)(2)	10,005	10,279
Electronic Equipment, Instruments & Components—1.4%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	9,885	10,130
Electronics—1.0%
Coherent Corp. 144A 5.000%, 12/15/29(1)(2)(3)	8,000	7,631
See Notes to Financial Statements

Artificial Intelligence & Technology Opportunities Fund (AIO)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Entertainment—1.2%
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)(2)	$ 8,980	$ 9,173
Healthcare-Services—1.3%
Tenet Healthcare Corp. 6.125%, 10/1/28(1)(3)	9,845	9,870
Internet—1.3%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)(3)	9,250	9,563
Lodging—1.4%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	10,815	10,172
Machinery-Diversified—1.3%
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)(2)	8,700	9,450
Semiconductors—1.8%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	3,550	3,558
Entegris, Inc. 144A 5.950%, 6/15/30(1)(2)	9,850	9,827
		13,385

Software—2.2%
Alteryx, Inc. 144A 8.750%, 3/15/28(2)	9,625	9,890
UKG, Inc. 144A 6.875%, 2/1/31(1)(2)	6,010	6,177
		16,067

Transportation—1.3%
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	9,550	9,850
Total Corporate Bonds and Notes (Identified Cost $132,577)		135,301

	Shares
Common Stocks—59.2%
Banks—4.2%
Bank of America Corp.	107,635	4,339
Citigroup, Inc.(1)	200,635	13,017
JPMorgan Chase & Co.	63,220	13,453
		30,809

Biotechnology—0.5%
Natera, Inc.(5)	38,065	3,898
Broadline Retail—1.1%
Amazon.com, Inc.(1)(5)	42,360	7,920
Capital Markets—2.1%
Morgan Stanley	88,585	9,143
	Shares	Value

Capital Markets—continued
S&P Global, Inc.	12,475	$ 6,047
		15,190

Communications Equipment—2.7%
Arista Networks, Inc.(5)	33,690	11,675
Motorola Solutions, Inc.	20,600	8,218
		19,893

Electric Utilities—0.6%
Constellation Energy Corp.	23,830	4,523
Electronic Equipment, Instruments & Components—3.2%
Amphenol Corp. Class A	112,310	7,217
Celestica, Inc.(5)	77,520	4,065
Flex Ltd.(5)	389,785	12,532
		23,814

Energy Equipment & Services—0.9%
Baker Hughes Co. Class A	65,795	2,548
Schlumberger N.V.	87,770	4,238
		6,786

Entertainment—0.6%
Netflix, Inc.(5)	7,255	4,559
Healthcare Equipment & Supplies—2.1%
Boston Scientific Corp.(5)	55,580	4,106
Insulet Corp.(3)(5)	28,745	5,587
Intuitive Surgical, Inc.(5)	12,755	5,671
		15,364

Healthcare Providers & Services—3.7%
Cigna Group (The)(1)	26,880	9,372
McKesson Corp.(1)	11,120	6,861
UnitedHealth Group, Inc.	19,640	11,316
		27,549

Hotels, Restaurants & Leisure—4.2%
Chipotle Mexican Grill, Inc. Class A(5)	125,745	6,831
Hilton Worldwide Holdings, Inc.(1)	80,440	17,268
Marriott International, Inc. Class A	10,120	2,300
Royal Caribbean Cruises Ltd.(5)	30,860	4,836
		31,235

Insurance—1.5%
Progressive Corp. (The)(1)	52,745	11,294
Interactive Media & Services—2.9%
Alphabet, Inc. Class A	34,795	5,969
Meta Platforms, Inc. Class A	31,825	15,111
		21,080

Life Sciences Tools & Services—1.2%
ICON plc ADR(5)	20,680	6,792

See Notes to Financial Statements

Artificial Intelligence & Technology Opportunities Fund (AIO)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Shares	Value

Life Sciences Tools & Services—continued
IQVIA Holdings, Inc.(1)(5)	9,197	$ 2,265
		9,057

Machinery—1.1%
Caterpillar, Inc.	6,320	2,188
Deere & Co.	2,371	882
Parker-Hannifin Corp.(1)	8,470	4,753
		7,823

Metals & Mining—0.3%
Freeport-McMoRan, Inc.	50,170	2,278
Pharmaceuticals—4.6%
AstraZeneca plc Sponsored ADR(1)	160,615	12,713
Eli Lilly & Co.(1)	26,450	21,273
		33,986

Semiconductors & Semiconductor Equipment—10.5%
Applied Materials, Inc.	23,530	4,993
Broadcom, Inc.(1)	127,100	20,422
Monolithic Power Systems, Inc.	2,755	2,378
NVIDIA Corp.(1)	244,050	28,559
NXP Semiconductors N.V.	45,940	12,089
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	56,765	9,412
		77,853

Software—10.0%
Cadence Design Systems, Inc.(5)	55,960	14,978
Elastic N.V.(5)	47,350	5,193
Intuit, Inc.	6,555	4,244
Microsoft Corp.(1)	49,110	20,545
Oracle Corp.(1)	112,985	15,756
Salesforce, Inc.	10,530	2,725
ServiceNow, Inc.(5)	12,880	10,489
		73,930

Specialized REITs—0.7%
Digital Realty Trust, Inc.	34,330	5,132
Technology Hardware, Storage & Peripherals—0.5%
Dell Technologies, Inc. Class C	32,780	3,726
Total Common Stocks (Identified Cost $334,495)		437,699

	Shares	Value

Equity-Linked Note—1.1%
Financial Services—1.1%
Goldman Sachs Finance Corp. 4.000%, 9/28/26(6)	6,580,000	$ 8,132
Total Equity-Linked Note (Identified Cost $7,608)		8,132

Total Long-Term Investments—114.3% (Identified Cost $743,045)		844,904

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.213%)(7)	5,289,863	5,290
Total Short-Term Investment (Identified Cost $5,290)		5,290

Securities Lending Collateral—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.213%)(7)(8)	7,615,074	7,615
Total Securities Lending Collateral (Identified Cost $7,615)		7,615

TOTAL INVESTMENTS—116.1% (Identified Cost $755,950)		$ 857,809
Other assets and liabilities, net—(16.1)%		(118,654)
NET ASSETS—100.0%		$ 739,155

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
OP	Operating Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $191,094.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities amounted to a value of $201,837 or 27.3% of net assets.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(5)	Non-income producing.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

For information regarding the abbreviations, see the Key Investment Terms starting on page 18.
See Notes to Financial Statements

Artificial Intelligence & Technology Opportunities Fund (AIO)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
Country Weightings†
United States	88%
United Kingdom	2
Cayman Islands	2
Netherlands	2
Singapore	1
Bermuda	1
Taiwan	1
Other	3
Total	100%
† % of total investments as of July 31, 2024.
The following table summarizes the value of the Fund’s investments as of July 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$263,772	$ —	$263,772	$ —
Corporate Bonds and Notes	135,301	—	135,301	—
Equity Securities:
Common Stocks	437,699	437,699	—	—
Equity-Linked Note	8,132	—	—	8,132
Money Market Mutual Fund	5,290	5,290	—	—
Securities Lending Collateral	7,615	7,615	—	—
Total Investments	$857,809	$450,604	$399,073	$8,132
There were no transfers into or out of Level 3 related to securities held at July 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds And Notes	Equity-Linked Note
Investments in Securities
Balance as of January 31, 2024:	$ 26,504	$ 10,555	$ 15,949
Net realized gain (loss)	(1,291)	(456)	(835)
Net change in unrealized appreciation (depreciation)(a)	175	223	(48)
Purchases	3,302	—	3,302
Sales (b)	(20,558)	(10,322)	(10,236)
Balance as of July 31, 2024	$ 8,132	$ —	$ 8,132
(a) The net change in unrealized appreciation (depreciation) on investments still held at July 31, 2024, was $(767).
(b) Includes paydowns on securities.
See Notes to Financial Statements

Convertible & Income 2024 Target Term Fund (CBH)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—13.9%
Commercial Services—5.8%
Block, Inc. 0.125%, 3/1/25	$ 10,000	$ 9,671
Internet—5.2%
Wayfair, Inc. 1.125%, 11/1/24	8,850	8,678
Transportation—2.9%
Air Transport Services Group, Inc. 1.125%, 10/15/24	5,000	4,939
Total Convertible Bonds and Notes (Identified Cost $23,613)		23,288

Corporate Bonds and Notes—33.5%
Auto Manufacturers—3.8%
Ford Motor Credit Co. LLC 4.063%, 11/1/24	6,500	6,469
Computers—4.7%
Seagate HDD Cayman 4.750%, 1/1/25	8,000	7,951
Containers & Packaging—1.5%
Owens-Brockway Glass Container, Inc. 144A 5.375%, 1/15/25(1)	2,610	2,588
Entertainment—3.9%
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(1)	6,500	6,476
Financial Services—4.8%
Navient Corp. 5.875%, 10/25/24	8,000	7,982
Leisure Time—5.9%
NCL Corp., Ltd. 144A 3.625%, 12/15/24(1)	10,000	9,902
Lodging—5.1%
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)	8,554	8,528
Passenger Airlines—3.8%
Delta Air Lines, Inc. 2.900%, 10/28/24	6,500	6,449
Total Corporate Bonds and Notes (Identified Cost $56,331)		56,345

Total Long-Term Investments—47.4% (Identified Cost $79,944)		79,633

	Shares	Value
Short-Term Investments—33.9%
Money Market Mutual Fund—28.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.213%)(2)	47,074,984	$ 47,075
Total Money Market Mutual Fund (Identified Cost $47,075)		47,075

	Par Value
U.S. Government Securities—5.9%
U.S. Treasury Bills
0.000%, 8/22/24(3)	$ 4,000	3,988
0.000%, 9/10/24(3)	6,000	5,965
Total U.S. Government Securities (Identified Cost $9,953)		9,953

Total Short-Term Investments (Identified Cost $57,028)		57,028

TOTAL INVESTMENTS—81.3% (Identified Cost $136,972)		$136,661
Other assets and liabilities, net—18.7%		31,339
NET ASSETS—100.0%		$168,000

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities amounted to a value of $27,494 or 16.4% of net assets.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Country Weightings†
United States	87%
Bermuda	7
Cayman Islands	6
Total	100%
† % of total investments as of July 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 18.
See Notes to Financial Statements

Convertible & Income 2024 Target Term Fund (CBH)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$ 9,953	$ —	$ 9,953
Convertible Bonds and Notes	23,288	—	23,288
Corporate Bonds and Notes	56,345	—	56,345
Money Market Mutual Fund	47,075	47,075	—
Total Investments	$136,661	$47,075	$89,586
There were no securities valued using significant unobservable inputs (Level 3) at July 31, 2024.
There were no transfers into or out of Level 3 related to securities held at July 31, 2024.
See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—77.2%
Aerospace & Defense—0.3%
Spirit AeroSystems, Inc. 144A 3.250%, 11/1/28(1)	$ 755	$ 1,064
Auto Manufacturers—1.5%
Rivian Automotive, Inc.
4.625%, 3/15/29	1,935	2,128
144A 3.625%, 10/15/30(1)	2,890	2,798
		4,926

Biotechnology—4.0%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	4,525	4,880
Halozyme Therapeutics, Inc. 1.000%, 8/15/28	1,865	2,138
Insmed, Inc. 0.750%, 6/1/28	1,565	3,564
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	2,465	2,975
		13,557

Commercial Services—5.2%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	7,360	6,223
Global Payments, Inc. 144A 1.500%, 3/1/31(1)(3)	1,680	1,588
Repay Holdings Corp. 144A 2.875%, 7/15/29(1)	3,120	3,185
Shift4 Payments, Inc.
0.000%, 12/15/25	720	778
0.500%, 8/1/27(3)	4,375	4,084
Stride, Inc. 1.125%, 9/1/27	1,100	1,680
		17,538

Computers—6.0%
CyberArk Software Ltd. 0.000%, 11/15/24	1,150	1,870
Parsons Corp. 144A 2.625%, 3/1/29(1)(3)	4,205	4,819
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)	2,175	2,949
Super Micro Computer, Inc. 144A 0.000%, 3/1/29(1)	1,675	1,585
Varonis Systems, Inc. 1.250%, 8/15/25	1,625	2,954
Western Digital Corp. 144A 3.000%, 11/15/28(1)	3,065	4,467
Zscaler, Inc. 0.125%, 7/1/25	1,180	1,505
		20,149

Electric Utilities—5.7%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)(3)	3,995	4,814
NRG Energy, Inc. 2.750%, 6/1/48	1,045	1,936
PG&E Corp. 144A 4.250%, 12/1/27(1)	6,355	6,555
	Par Value	Value

Electric Utilities—continued
Southern Co. (The) 3.875%, 12/15/25	$ 5,495	$ 5,811
		19,116

Electronics—0.9%
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	3,160	3,153
Energy-Alternate Sources—0.5%
Sunnova Energy International, Inc. 2.625%, 2/15/28	3,755	1,765
Engineering & Construction—2.2%
Fluor Corp. 144A 1.125%, 8/15/29(1)	3,125	3,826
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	3,165	3,477
		7,303

Entertainment—3.0%
Cinemark Holdings, Inc. 4.500%, 8/15/25	520	885
IMAX Corp. 0.500%, 4/1/26	3,195	3,164
Live Nation Entertainment, Inc.
2.000%, 2/15/25	3,700	3,857
3.125%, 1/15/29	1,920	2,175
		10,081

Environmental Services—1.0%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)	2,785	3,370
Financial Services—3.3%
Bread Financial Holdings, Inc. 4.250%, 6/15/28	1,810	2,793
Coinbase Global, Inc. 0.500%, 6/1/26(3)	5,540	5,698
Encore Capital Group, Inc. 4.000%, 3/15/29	2,365	2,424
		10,915

Health Care REITs—2.2%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	5,935	7,273
Healthcare-Products—3.3%
Haemonetics Corp. 144A 2.500%, 6/1/29(1)	3,255	3,333
Integer Holdings Corp. 2.125%, 2/15/28	100	146
Lantheus Holdings, Inc. 2.625%, 12/15/27(3)	2,430	3,635
Natera, Inc. 2.250%, 5/1/27	375	1,002
Tandem Diabetes Care, Inc. 144A 1.500%, 3/15/29(1)(3)	690	900
See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
TransMedics Group, Inc. 1.500%, 6/1/28	$ 1,255	$ 2,127
		11,143

Internet—13.4%
Booking Holdings, Inc. 0.750%, 5/1/25(3)	1,465	2,885
Cardlytics, Inc. 144A 4.250%, 4/1/29(1)	1,645	1,326
Magnite, Inc. 0.250%, 3/15/26	3,905	3,563
Palo Alto Networks, Inc. 0.375%, 6/1/25	1,735	5,662
PDD Holdings, Inc. 0.000%, 12/1/25	3,065	2,971
Q2 Holdings, Inc. 0.750%, 6/1/26	1,560	1,607
Sea Ltd. 2.375%, 12/1/25	1,890	1,959
Snap, Inc. 0.750%, 8/1/26(3)	3,410	3,441
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	1,670	1,558
Uber Technologies, Inc. 0.000%, 12/15/25(3)	6,140	6,324
Wayfair, Inc.
1.125%, 11/1/24	2,195	2,152
1.000%, 8/15/26(3)	3,345	3,046
3.250%, 9/15/27(3)	2,910	3,379
Zillow Group, Inc.
0.750%, 9/1/24	720	808
2.750%, 5/15/25(3)	4,205	4,308
		44,989

Investment Companies—0.5%
Marathon Digital Holdings, Inc. 1.000%, 12/1/26	1,680	1,491
Iron & Steel—1.0%
ATI, Inc. 3.500%, 6/15/25	770	3,364
Leisure Time—3.4%
Carnival Corp. 5.750%, 12/1/27	1,350	2,036
NCL Corp., Ltd.
5.375%, 8/1/25	690	812
1.125%, 2/15/27	3,555	3,306
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	1,685	5,335
		11,489

Machinery-Construction & Mining—0.5%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	1,710	1,623
Media—1.9%
DISH Network Corp. 0.000%, 12/15/25(2)	1,620	1,181
	Par Value	Value

Media—continued
Liberty Broadband Corp. 144A 3.125%, 6/30/54(1)	$ 2,060	$ 2,379
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	2,540	2,840
		6,400

Miscellaneous Manufacturing—0.7%
Axon Enterprise, Inc. 0.500%, 12/15/27	1,750	2,454
Oil, Gas & Consumable Fuels—0.4%
Transocean, Inc. 144A, RegS 4.000%, 12/15/25(1)(4)	1,030	1,387
Passenger Airlines—0.7%
American Airlines Group, Inc. 6.500%, 7/1/25	2,390	2,425
Private Equity—0.9%
HAT Holdings I LLC 144A 3.750%, 8/15/28(1)	2,305	3,039
Retail—1.8%
Burlington Stores, Inc. 144A 1.250%, 12/15/27(1)	2,765	3,839
Freshpet, Inc. 3.000%, 4/1/28(3)	1,160	2,175
		6,014

Retail REIT—0.7%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	2,265	2,310
Semiconductors—5.7%
Impinj, Inc. 1.125%, 5/15/27	1,335	2,088
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	2,085	2,727
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)(3)	3,460	3,471
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	3,740	3,940
ON Semiconductor Corp. 0.500%, 3/1/29	3,570	3,681
Semtech Corp. 1.625%, 11/1/27	2,910	3,160
		19,067

Software—6.5%
Akamai Technologies, Inc. 0.125%, 5/1/25(3)	1,220	1,347
Confluent, Inc. 0.000%, 1/15/27(2)	2,045	1,770
Datadog, Inc. 0.125%, 6/15/25	1,620	2,148
Guidewire Software, Inc. 1.250%, 3/15/25	2,475	3,325
HubSpot, Inc. 0.375%, 6/1/25	430	760

See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Software—continued
MicroStrategy, Inc.
0.000%, 2/15/27(2)(3)	$ 940	$ 1,244
144A 0.875%, 3/15/31(1)(3)	3,785	3,631
Tyler Technologies, Inc. 0.250%, 3/15/26	3,520	4,261
Vertex, Inc. 144A 0.750%, 5/1/29(1)	2,580	3,307
		21,793

Total Convertible Bonds and Notes (Identified Cost $237,058)		259,198

Corporate Bonds and Notes—63.3%
Aerospace & Defense—3.5%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)(3)	2,185	2,234
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(3)	2,865	2,991
TransDigm, Inc. 144A 7.125%, 12/1/31(1)(3)	4,770	4,951
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)(3)	1,349	1,421
		11,597

Auto Manufacturers—0.8%
Ford Motor Co. 9.625%, 4/22/30	2,205	2,604
Automotive Parts & Equipment—3.0%
Adient Global Holdings Ltd. 144A 8.250%, 4/15/31(1)(3)	1,605	1,687
American Axle & Manufacturing, Inc. 6.875%, 7/1/28	1,155	1,155
Clarios Global LP 144A 8.500%, 5/15/27(1)(3)	3,210	3,234
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31(3)	3,210	3,001
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	1,205	1,094
		10,171

Building Materials—2.3%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(3)	2,820	2,860
Griffon Corp. 5.750%, 3/1/28(3)	2,425	2,374
Summit Materials LLC 144A 7.250%, 1/15/31(1)	2,315	2,414
		7,648

Chemicals—1.0%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(3)	1,805	1,689
Tronox, Inc. 144A 4.625%, 3/15/29(1)(3)	1,900	1,730
		3,419

	Par Value	Value

Commercial Services—0.9%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(3)	$ 2,875	$ 2,851
Computers—2.6%
McAfee Corp. 144A 7.375%, 2/15/30(1)	2,530	2,360
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)(3)	2,515	2,403
Seagate HDD Cayman 8.500%, 7/15/31(3)	3,495	3,795
		8,558

Containers & Packaging—0.9%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	1,810	1,868
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	1,165	1,144
		3,012

Diversified REITS—1.3%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)(3)	2,840	2,918
144A 5.250%, 7/15/30(1)	1,410	1,357
		4,275

Electric Utilities—0.5%
PG&E Corp. 5.250%, 7/1/30	1,815	1,754
Electronic Equipment, Instruments & Components—0.9%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(3)	2,785	2,854
Electronics—1.1%
Coherent Corp. 144A 5.000%, 12/15/29(1)(3)	1,980	1,889
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	1,705	1,770
		3,659

Entertainment—4.7%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)	4,165	4,254
144A 7.000%, 2/15/30(1)(3)	1,215	1,253
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	2,230	2,265
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	2,800	2,821
Lions Gate Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)	1,455	1,302
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)	1,915	1,938
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	2,105	2,005
		15,838

See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Environmental Services—0.9%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	$ 2,930	$ 3,013
Financial Services—4.8%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	1,160	1,127
144A 7.125%, 2/1/32(1)(3)	3,830	3,910
Navient Corp.
6.750%, 6/15/26	2,340	2,365
9.375%, 7/25/30	1,475	1,571
OneMain Finance Corp. 9.000%, 1/15/29(3)	3,190	3,382
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	2,330	2,439
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	1,205	1,220
		16,014

Food & Beverage—0.9%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)(3)	1,460	1,440
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)(3)	1,625	1,577
		3,017

Healthcare-Products—0.9%
Medline Borrower LP 144A 5.250%, 10/1/29(1)(3)	3,285	3,175
Healthcare-Services—2.0%
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(1)	1,970	2,030
Tenet Healthcare Corp. 6.125%, 10/1/28(3)	4,830	4,842
		6,872

Hotel & Resort REITs—0.6%
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)(3)	1,915	1,896
Housewares—0.1%
Newell Brands, Inc. 6.625%, 9/15/29(3)	470	472
Insurance—0.9%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)(3)	2,930	3,006
Internet—1.2%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(3)	3,330	3,442
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	725	739
		4,181

Investment Companies—0.9%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	3,085	2,956
	Par Value	Value

Leisure Time—2.8%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(3)	$ 2,220	$ 2,198
Carnival Corp. 144A 10.500%, 6/1/30(1)	2,180	2,370
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)	1,920	2,023
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(1)(3)	2,895	2,952
		9,543

Lodging—0.8%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(3)	1,250	1,176
Station Casinos LLC 144A 6.625%, 3/15/32(1)	1,655	1,670
		2,846

Machinery-Diversified—1.0%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	3,200	3,329
Media—5.2%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(3)	1,200	1,168
144A 7.375%, 3/1/31(1)(3)	2,295	2,318
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)(3)	2,420	2,330
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(3)	3,100	3,001
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	2,120	2,056
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	2,595	2,382
TEGNA, Inc. 5.000%, 9/15/29(3)	1,415	1,291
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(3)	3,075	2,864
		17,410

Mining—1.2%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)(3)	1,620	1,724
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	2,470	2,469
		4,193

Oil, Gas & Consumable Fuels—6.7%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)	1,126	1,163
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,715	1,787
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	2,825	3,038
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(3)	2,335	2,411
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)(3)	1,650	1,739
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	2,310	2,327

See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
SM Energy Co. 144A 7.000%, 8/1/32(1)(3)	$ 2,275	$ 2,300
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)(3)	2,390	2,485
USA Compression Partners LP 6.875%, 9/1/27	2,285	2,298
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	2,710	2,821
		22,369

Paper & Forest Products—0.4%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,470	1,246
Pharmaceuticals—0.5%
Organon & Co. 144A 7.875%, 5/15/34(1)	1,720	1,786
Pipelines—0.9%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,405	1,374
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	1,745	1,783
		3,157

Retail—2.5%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(3)	1,175	1,186
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	2,350	2,403
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	2,330	2,350
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	2,265	2,288
		8,227

Semiconductors—0.9%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(3)	1,170	1,173
Entegris, Inc. 144A 5.950%, 6/15/30(1)(3)	1,875	1,870
		3,043

Software—1.1%
Central Parent LLC 144A 8.000%, 6/15/29(1)	1,690	1,734
UKG, Inc. 144A 6.875%, 2/1/31(1)	1,990	2,045
		3,779

Telecommunications—0.9%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	2,845	2,981
	Par Value	Value

Transportation—1.7%
Fortress Transportation & Infrastructure Investors LLC 144A 7.875%, 12/1/30(1)	$ 2,265	$ 2,401
XPO, Inc. 144A 7.125%, 6/1/31(1)	3,150	3,249
		5,650

Total Corporate Bonds and Notes (Identified Cost $208,050)		212,401

	Shares
Convertible Preferred Stocks—6.4%
Banks—2.9%
Wells Fargo & Co. Series L, 7.500%	8 (5)	9,622
Chemicals—0.4%
Albemarle Corp., 7.250%	31,280	1,399
Electric Utilities—0.8%
NextEra Energy, Inc., 6.926%(3)	58,660	2,590
Financial Services—1.3%
Apollo Global Management, Inc., 6.750%	65,540	4,457
Machinery—1.0%
Chart Industries, Inc. Series B, 6.750%	29,385	1,828
RBC Bearings, Inc. Series A, 5.000%	12,115	1,563
		3,391

Total Convertible Preferred Stocks (Identified Cost $15,355)		21,459

Preferred Stock—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B(6)(7)(8)	4,196	419
Total Preferred Stock (Identified Cost $411)		419

Common Stocks—0.3%
Banks—0.3%
CCF Holdings LLC(6)(7)	7,808,320	937
CCF Holdings LLC Class M(6)(7)	879,959	106
		1,043

Consumer Finance—0.0%
Erickson, Inc.(6)(7)	8,295	—
Entertainment—0.0%
LiveStyle, Inc. (6)(7)(8)	90,407	—
Total Common Stocks (Identified Cost $30,173)		1,043

See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Shares	Value

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC , 3/25/26(6)(7)	1,455,681	$ —
Total Warrant (Identified Cost $—)		—

Equity-Linked Notes—3.1%
Banks—1.0%
Barclays Bank plc 1.000%, 2/16/29	3,170,000	3,274
Financial Services—2.1%
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(6)	1,305,000	1,606
Goldman Sachs Finance Corp.
1.000%, 5/13/27(6)	1,945,000	2,141
1.250%, 6/28/27(6)	2,850,000	3,143
		6,890

Total Equity-Linked Notes (Identified Cost $9,878)		10,164

Total Long-Term Investments—150.4% (Identified Cost $500,925)		504,684

Short-Term Investment—5.4%
Money Market Mutual Fund—5.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.213%)(9)	18,284,839	18,285
Total Short-Term Investment (Identified Cost $18,285)		18,285

Securities Lending Collateral—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.213%)(9)(10)	9,999,995	10,000
Total Securities Lending Collateral (Identified Cost $10,000)		10,000

TOTAL INVESTMENTS—158.8% (Identified Cost $529,210)		$ 532,969
Other assets and liabilities, net—(29.0)%		(97,338)
Cumulative Preferred Shares—(29.8)%		(100,000)
NET ASSETS—100.0%		$ 335,631
Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities amounted to a value of $272,463 or 81.2% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Value shown as par value.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	Security is restricted from resale.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Cayman Islands	3
Canada	3
Bermuda	2
Liberia	2
United Kingdom	1
Panama	1
Total	100%
† % of total investments as of July 31, 2024.

For information regarding the abbreviations, see the Key Investment Terms starting on page 18.
See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$259,198	$ —	$259,198	$ —
Corporate Bonds and Notes	212,401	—	212,401	—
Equity Securities:
Convertible Preferred Stocks	21,459	21,459	—	—
Preferred Stock	419	—	—	419
Common Stocks	1,043	—	—	1,043 (1)
Warrant	—	—	—	— (1)
Equity-Linked Notes	10,164	—	3,274	6,890
Money Market Mutual Fund	18,285	18,285	—	—
Securities Lending Collateral	10,000	10,000	—	—
Total Investments	$532,969	$49,744	$474,873	$8,352

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at July 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Preferred Stock	Common Stocks	Warrant	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2024:	$ 3,570	$ 3,024	$ 419	$ 127(a)	$ —(a)	$ —
Net realized gain (loss)	(2,909)	(88)	—	—	(3,080)	259
Net change in unrealized appreciation (depreciation)(b)	4,242	64	—	916	3,080	182
Purchases	9,697	242	—	—	—	9,455
Sales (d)	(6,248)	(3,242)	—	—	— (c)	(3,006)
Balance as of July 31, 2024	$ 8,352	$ —	$ 419	$ 1,043 (a)	$ —(a)	$ 6,890
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at July 31, 2024, was $1,098.
(c) Amount is less than $500 (not in thousands).
(d) Includes paydowns on securities.
See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at July 31, 2024:
Investments in Securities – Assets	Ending Balance at July 31, 2024	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$419	Discounted cash flows liquidation approach	Discount rate	22.61% (22.13% - 22.84%)	Decrease

Common Stocks:
CCF Holdings LLC	$937	Market and Company Comparables	EV Multiples	0.84x (0.62x - 1.09x)	Increase
				5.27x (4.42x - 6.12x)
				0.54x (0.16x - 0.82x)
			Illiquidity Discount	0%	Increase

CCF Holdings LLC Class M	$106	Market and Company Comparables	EV Multiples	0.84x (0.62x - 1.09x)	Increase
				5.27x (4.42x - 6.12x)
				0.54x (0.16x - 0.82x)
			Illiquidity Discount	0%	Increase

Warrants:
CCF Holdings LLC	$ —	Market and Company Comparables	EV Multiples	0.84x (0.62x - 1.09x)	Increase
				5.27x (4.42x - 6.12x)
				0.54x (0.16x - 0.82x)
			Illiquidity Discount	0%	Increase
		Black-Scholes Model	Volatility	44.42%	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—81.5%
Aerospace & Defense—0.3%
Spirit AeroSystems, Inc. 144A 3.250%, 11/1/28(1)	$ 600	$ 845
Auto Manufacturers—1.5%
Rivian Automotive, Inc.
4.625%, 3/15/29	1,535	1,689
144A 3.625%, 10/15/30(1)	2,290	2,217
		3,906

Biotechnology—4.3%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	3,580	3,861
Halozyme Therapeutics, Inc. 1.000%, 8/15/28	1,470	1,685
Insmed, Inc. 0.750%, 6/1/28	1,235	2,813
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	1,950	2,353
		10,712

Commercial Services—5.5%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	5,830	4,929
Global Payments, Inc. 144A 1.500%, 3/1/31(1)(3)	1,325	1,252
Repay Holdings Corp. 144A 2.875%, 7/15/29(1)	2,470	2,522
Shift4 Payments, Inc.
0.000%, 12/15/25	570	616
0.500%, 8/1/27(3)	3,465	3,235
Stride, Inc. 1.125%, 9/1/27	870	1,328
		13,882

Computers—6.3%
CyberArk Software Ltd. 0.000%, 11/15/24	910	1,480
Parsons Corp. 144A 2.625%, 3/1/29(1)(3)	3,330	3,816
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)(3)	1,720	2,332
Super Micro Computer, Inc. 144A 0.000%, 3/1/29(1)(3)	1,325	1,254
Varonis Systems, Inc. 1.250%, 8/15/25	1,290	2,345
Western Digital Corp. 144A 3.000%, 11/15/28(1)	2,425	3,534
Zscaler, Inc. 0.125%, 7/1/25	935	1,193
		15,954

Electric Utilities—6.0%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)(3)	3,160	3,808
NRG Energy, Inc. 2.750%, 6/1/48	830	1,537
PG&E Corp. 144A 4.250%, 12/1/27(1)	5,030	5,188
	Par Value	Value

Electric Utilities—continued
Southern Co. (The) 3.875%, 12/15/25	$ 4,340	$ 4,590
		15,123

Electronics—1.0%
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	2,500	2,495
Energy-Alternate Sources—0.6%
Sunnova Energy International, Inc. 2.625%, 2/15/28	2,975	1,398
Engineering & Construction—2.3%
Fluor Corp. 144A 1.125%, 8/15/29(1)	2,475	3,030
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	2,505	2,752
		5,782

Entertainment—3.2%
Cinemark Holdings, Inc. 4.500%, 8/15/25	410	698
IMAX Corp. 0.500%, 4/1/26	2,525	2,501
Live Nation Entertainment, Inc.
2.000%, 2/15/25	2,930	3,054
3.125%, 1/15/29	1,515	1,716
		7,969

Environmental Services—1.1%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)(3)	2,205	2,668
Financial Services—3.4%
Bread Financial Holdings, Inc. 4.250%, 6/15/28	1,435	2,214
Coinbase Global, Inc. 0.500%, 6/1/26	4,380	4,505
Encore Capital Group, Inc. 4.000%, 3/15/29	1,875	1,922
		8,641

Health Care REITs—2.3%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	4,690	5,747
Healthcare-Products—3.5%
Haemonetics Corp. 144A 2.500%, 6/1/29(1)	2,575	2,637
Integer Holdings Corp. 2.125%, 2/15/28	80	117
Lantheus Holdings, Inc. 2.625%, 12/15/27(3)	1,930	2,887
Natera, Inc. 2.250%, 5/1/27	300	802
Tandem Diabetes Care, Inc. 144A 1.500%, 3/15/29(1)(3)	545	710
See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
TransMedics Group, Inc. 1.500%, 6/1/28	$ 990	$ 1,678
		8,831

Internet—14.2%
Booking Holdings, Inc. 0.750%, 5/1/25	1,160	2,285
Cardlytics, Inc. 144A 4.250%, 4/1/29(1)	1,295	1,044
Magnite, Inc. 0.250%, 3/15/26	3,095	2,824
Palo Alto Networks, Inc. 0.375%, 6/1/25(3)	1,375	4,487
PDD Holdings, Inc. 0.000%, 12/1/25	2,425	2,351
Q2 Holdings, Inc. 0.750%, 6/1/26	1,235	1,272
Sea Ltd. 2.375%, 12/1/25	1,495	1,550
Snap, Inc. 0.750%, 8/1/26	2,700	2,724
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	1,325	1,237
Uber Technologies, Inc. 0.000%, 12/15/25(3)	4,860	5,006
Wayfair, Inc.
1.125%, 11/1/24	1,735	1,701
1.000%, 8/15/26(3)	2,645	2,408
3.250%, 9/15/27(3)	2,305	2,676
Zillow Group, Inc.
0.750%, 9/1/24	570	640
2.750%, 5/15/25	3,330	3,411
		35,616

Investment Companies—0.5%
Marathon Digital Holdings, Inc. 1.000%, 12/1/26	1,330	1,181
Iron & Steel—1.0%
ATI, Inc. 3.500%, 6/15/25	605	2,643
Leisure Time—3.6%
Carnival Corp. 5.750%, 12/1/27	1,070	1,614
NCL Corp., Ltd.
5.375%, 8/1/25	545	641
1.125%, 2/15/27	2,810	2,613
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	1,335	4,227
		9,095

Machinery-Construction & Mining—0.5%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	1,355	1,286
Media—2.0%
DISH Network Corp. 0.000%, 12/15/25(2)	1,275	929
	Par Value	Value

Media—continued
Liberty Broadband Corp. 144A 3.125%, 6/30/54(1)	$ 1,625	$ 1,877
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	2,015	2,253
		5,059

Miscellaneous Manufacturing—0.8%
Axon Enterprise, Inc. 0.500%, 12/15/27	1,385	1,942
Oil, Gas & Consumable Fuels—0.4%
Transocean, Inc. 144A, RegS 4.000%, 12/15/25(1)(4)	815	1,097
Passenger Airlines—0.8%
American Airlines Group, Inc. 6.500%, 7/1/25	1,890	1,918
Private Equity—1.0%
HAT Holdings I LLC 144A 3.750%, 8/15/28(1)	1,825	2,406
Retail—1.9%
Burlington Stores, Inc. 144A 1.250%, 12/15/27(1)	2,190	3,041
Freshpet, Inc. 3.000%, 4/1/28	920	1,724
		4,765

Retail REIT—0.7%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	1,780	1,816
Semiconductors—6.0%
Impinj, Inc. 1.125%, 5/15/27	1,060	1,658
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,650	2,158
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)(3)	2,735	2,744
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)(3)	2,960	3,118
ON Semiconductor Corp. 0.500%, 3/1/29	2,825	2,912
Semtech Corp. 1.625%, 11/1/27	2,300	2,498
		15,088

Software—6.8%
Akamai Technologies, Inc. 0.125%, 5/1/25(3)	965	1,065
Confluent, Inc. 0.000%, 1/15/27(2)	1,615	1,398
Datadog, Inc. 0.125%, 6/15/25	1,275	1,691
Guidewire Software, Inc. 1.250%, 3/15/25	1,960	2,633
HubSpot, Inc. 0.375%, 6/1/25	340	601

See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Software—continued
MicroStrategy, Inc.
0.000%, 2/15/27(2)(3)	$ 745	$ 986
144A 0.875%, 3/15/31(1)(3)	3,000	2,878
Tyler Technologies, Inc. 0.250%, 3/15/26	2,785	3,371
Vertex, Inc. 144A 0.750%, 5/1/29(1)	2,040	2,615
		17,238

Total Convertible Bonds and Notes (Identified Cost $187,605)		205,103

Corporate Bonds and Notes—61.1%
Aerospace & Defense—3.3%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)(3)	1,585	1,620
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(3)	2,070	2,161
TransDigm, Inc. 144A 7.125%, 12/1/31(1)(3)	3,450	3,581
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)(3)	960	1,011
		8,373

Auto Manufacturers—0.8%
Ford Motor Co. 9.625%, 4/22/30	1,705	2,014
Automotive Parts & Equipment—2.9%
Adient Global Holdings Ltd. 144A 8.250%, 4/15/31(1)(3)	1,160	1,220
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(3)	835	835
Clarios Global LP 144A 8.500%, 5/15/27(1)(3)	2,325	2,342
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31(3)	2,325	2,174
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	870	789
		7,360

Building Materials—2.2%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(3)	2,040	2,069
Griffon Corp. 5.750%, 3/1/28(3)	1,760	1,723
Summit Materials LLC 144A 7.250%, 1/15/31(1)	1,675	1,746
		5,538

Chemicals—1.0%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(3)	1,305	1,221
Tronox, Inc. 144A 4.625%, 3/15/29(1)(3)	1,370	1,248
		2,469

	Par Value	Value

Commercial Services—0.8%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(3)	$ 2,075	$ 2,058
Computers—2.5%
McAfee Corp. 144A 7.375%, 2/15/30(1)	1,835	1,712
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)(3)	1,815	1,734
Seagate HDD Cayman 8.500%, 7/15/31(3)	2,525	2,741
		6,187

Containers & Packaging—0.9%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)(3)	1,310	1,352
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	840	825
		2,177

Diversified REITS—1.2%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)(3)	2,055	2,111
144A 5.250%, 7/15/30(1)	1,020	982
		3,093

Electric Utilities—0.5%
PG&E Corp. 5.250%, 7/1/30	1,320	1,275
Electronic Equipment, Instruments & Components—0.8%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(3)	2,015	2,065
Electronics—0.9%
Coherent Corp. 144A 5.000%, 12/15/29(1)(3)	975	930
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	1,230	1,277
		2,207

Entertainment—4.6%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)	3,025	3,090
144A 7.000%, 2/15/30(1)	880	908
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	1,610	1,635
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	2,025	2,040
Lions Gate Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)	1,050	940
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)	1,495	1,513
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(3)	1,525	1,452
		11,578

See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Environmental Services—0.9%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	$ 2,120	$ 2,180
Financial Services—4.6%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	840	816
144A 7.125%, 2/1/32(1)(3)	2,770	2,827
Navient Corp.
6.750%, 6/15/26(3)	1,700	1,718
9.375%, 7/25/30	1,045	1,113
OneMain Finance Corp. 9.000%, 1/15/29(3)	2,305	2,444
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	1,685	1,764
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	875	886
		11,568

Food & Beverage—0.9%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	1,060	1,046
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)	1,185	1,150
		2,196

Healthcare-Products—0.9%
Medline Borrower LP 144A 5.250%, 10/1/29(1)(3)	2,375	2,296
Healthcare-Services—2.0%
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(1)	1,420	1,463
Tenet Healthcare Corp. 6.125%, 10/1/28(3)	3,490	3,499
		4,962

Hotel & Resort REITs—0.5%
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)(3)	1,385	1,371
Housewares—0.1%
Newell Brands, Inc. 6.625%, 9/15/29(3)	345	346
Insurance—0.9%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)(3)	2,120	2,175
Internet—1.2%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(3)	2,400	2,481
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)(3)	505	515
		2,996

Investment Companies—0.8%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	2,230	2,137
	Par Value	Value

Leisure Time—2.7%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(3)	$ 1,595	$ 1,579
Carnival Corp. 144A 10.500%, 6/1/30(1)	1,580	1,717
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)	1,385	1,459
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(1)(3)	2,095	2,137
		6,892

Lodging—0.8%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(3)	905	851
Station Casinos LLC 144A 6.625%, 3/15/32(1)	1,195	1,206
		2,057

Machinery-Diversified—1.0%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	2,325	2,419
Media—5.1%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(3)	870	847
144A 7.375%, 3/1/31(1)(3)	1,635	1,651
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	1,750	1,685
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(3)	2,245	2,173
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	1,640	1,591
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	1,880	1,726
TEGNA, Inc. 5.000%, 9/15/29	1,095	999
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(3)	2,225	2,072
		12,744

Mining—1.2%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)(3)	1,170	1,245
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	1,785	1,784
		3,029

Oil, Gas & Consumable Fuels—6.5%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)	815	842
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,240	1,292
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	2,050	2,204
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(3)	1,715	1,771
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	1,195	1,259
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	1,670	1,683

See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
SM Energy Co. 144A 7.000%, 8/1/32(1)(3)	$ 1,645	$ 1,663
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)(3)	1,725	1,794
USA Compression Partners LP 6.875%, 9/1/27	1,750	1,760
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,950	2,030
		16,298

Paper & Forest Products—0.4%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,135	962
Pharmaceuticals—0.5%
Organon & Co. 144A 7.875%, 5/15/34(1)	1,245	1,293
Pipelines—0.9%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,090	1,066
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	1,260	1,287
		2,353

Retail—2.4%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(3)	855	863
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	1,700	1,738
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	1,675	1,690
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	1,635	1,652
		5,943

Semiconductors—0.9%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	850	852
Entegris, Inc. 144A 5.950%, 6/15/30(1)(3)	1,330	1,327
		2,179

Software—1.1%
Central Parent LLC 144A 8.000%, 6/15/29(1)	1,220	1,251
UKG, Inc. 144A 6.875%, 2/1/31(1)	1,430	1,470
		2,721

Telecommunications—0.8%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)(3)	2,050	2,148
	Par Value	Value

Transportation—1.6%
Fortress Transportation & Infrastructure Investors LLC 144A 7.875%, 12/1/30(1)	$ 1,640	$ 1,738
XPO, Inc. 144A 7.125%, 6/1/31(1)(3)	2,280	2,352
		4,090

Total Corporate Bonds and Notes (Identified Cost $150,682)		153,749

	Shares
Convertible Preferred Stocks—6.8%
Banks—3.0%
Wells Fargo & Co. Series L, 7.500%	6,325	7,607
Chemicals—0.5%
Albemarle Corp., 7.250%	24,750	1,107
Electric Utilities—0.8%
NextEra Energy, Inc., 6.926%(3)	46,390	2,049
Financial Services—1.4%
Apollo Global Management, Inc., 6.750%	51,890	3,528
Machinery—1.1%
Chart Industries, Inc. Series B, 6.750%	23,265	1,448
RBC Bearings, Inc. Series A, 5.000%	9,590	1,237
		2,685

Total Convertible Preferred Stocks (Identified Cost $12,147)		16,976

Preferred Stock—0.2%
Entertainment—0.2%
LiveStyle, Inc. Series B(5)(6)(7)	4,196	420
Total Preferred Stock (Identified Cost $411)		420

Common Stocks—0.3%
Banks—0.3%
CCF Holdings LLC(5)(6)	6,367,079	764
CCF Holdings LLC Class M(5)(6)	879,959	106
		870

Consumer Finance—0.0%
Erickson, Inc.(5)(6)	6,354	—
Entertainment—0.0%
LiveStyle, Inc. (5)(6)(7)	90,407	—
Total Common Stocks (Identified Cost $22,668)		870

See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Shares	Value

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC , 3/25/26(5)(6)	1,455,681	$ —
Total Warrant (Identified Cost $—)		—

Equity-Linked Notes—3.2%
Banks—1.0%
Barclays Bank plc 1.000%, 2/16/29	2,510,000	2,593
Financial Services—2.2%
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(5)	1,030,000	1,267
Goldman Sachs Finance Corp.
1.000%, 5/13/27(5)	1,540,000	1,695
1.250%, 6/28/27(5)	2,255,000	2,487
		5,449

Total Equity-Linked Notes (Identified Cost $7,816)		8,042

Total Long-Term Investments—153.1% (Identified Cost $381,329)		385,160

Short-Term Investment—5.2%
Money Market Mutual Fund—5.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.213%)(8)	13,161,990	13,162
Total Short-Term Investment (Identified Cost $13,162)		13,162

Securities Lending Collateral—4.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.213%)(8)(9)	10,001,383	10,001
Total Securities Lending Collateral (Identified Cost $10,001)		10,001

TOTAL INVESTMENTS—162.3% (Identified Cost $404,492)		$ 408,323
Other assets and liabilities, net—(19.0)%		(47,729)
Cumulative Preferred Shares—(43.3)%		(109,000)
NET ASSETS—100.0%		$ 251,594
Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities amounted to a value of $203,074 or 80.7% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	Security is restricted from resale.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Cayman Islands	3
Canada	3
Bermuda	2
Liberia	2
United Kingdom	1
Panama	1
Total	100%
† % of total investments as of July 31, 2024.

For information regarding the abbreviations, see the Key Investment Terms starting on page 18.
See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$205,103	$ —	$205,103	$ —
Corporate Bonds and Notes	153,749	—	153,749	—
Equity Securities:
Convertible Preferred Stocks	16,976	16,976	—	—
Preferred Stock	420	—	—	420
Common Stocks	870	—	—	870 (1)
Warrant	—	—	—	— (1)
Equity-Linked Notes	8,042	—	2,593	5,449
Money Market Mutual Fund	13,162	13,162	—	—
Securities Lending Collateral	10,001	10,001	—	—
Total Investments	$408,323	$40,139	$361,445	$6,739

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at July 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Preferred Stock	Common stock	Warrants	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2024:	$ 2,907	$ 2,390	$ 420	$ 97(a)	$ —(a)	$ —
Net realized gain (loss)	(2,233)	(70)	—	—	(2,371)	208
Net change in unrealized appreciation (depreciation)(b)	3,338	50	—	773	2,371	144
Purchases	7,687	190	—	—	—(c)	7,497
Sales (d)	(4,960)	(2,560)	—	—	—	(2,400)
Balance as of July 31, 2024	$ 6,739	$ —	$ 420	$ 870 (a)	$ —(a)	$ 5,449
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at July 31, 2024, was $916.
(c) Amount is less than $500 (not in thousands).
(d) Includes paydowns on securities.
See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at July 31, 2024:
Investments in Securities – Assets	Ending Balance at July 31, 2024	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$420	Discounted cash flows liquidation approach	Discount rate	22.61% (22.13% - 22.84%)	Decrease

Common Stocks:
CCF Holdings LLC	$764	Market and Company Comparables	EV Multiples	0.84x (0.62x - 1.09x)	Increase
				5.27x (4.42x - 6.12x)
				0.54x (0.16x - 0.82x)
			Illiquidity Discount	0%	Increase

CCF Holdings LLC Class M	$106	Market and Company Comparables	EV Multiples	0.84x (0.62x - 1.09x)	Increase
				5.27x (4.42x - 6.12x)
				0.54x (0.16x - 0.82x)
			Illiquidity Discount	0%	Increase

Warrant:
CCF Holdings	$ —	Market and Company Comparables	EV Multiples	0.84x (0.62x - 1.09x)	Increase
				5.27x (4.42x - 6.12x)
				0.54x (0.16x - 0.82x)
			Illiquidity Discount	0%	Increase
		Black-Scholes Model	Volatility	44.42%	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—56.0%
Aerospace & Defense—0.3%
Spirit AeroSystems, Inc. 144A 3.250%, 11/1/28(1)(2)	$ 480	$ 676
Auto Manufacturers—0.8%
Rivian Automotive, Inc.
4.625%, 3/15/29(2)	540	594
144A 3.625%, 10/15/30(1)(2)	1,320	1,278
		1,872

Biotechnology—1.8%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	1,400	1,510
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	2,575	2,527
		4,037

Commercial Services—7.2%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)(3)	4,380	3,703
Block, Inc. 0.125%, 3/1/25(2)	1,920	1,857
Global Payments, Inc. 144A 1.500%, 3/1/31(1)(2)	5,285	4,994
Repay Holdings Corp. 144A 2.875%, 7/15/29(1)	1,875	1,914
Shift4 Payments, Inc. 0.500%, 8/1/27(2)	3,990	3,725
		16,193

Computers—3.7%
Lumentum Holdings, Inc. 0.500%, 12/15/26	3,585	3,294
Parsons Corp. 144A 2.625%, 3/1/29(1)(2)	2,505	2,871
Super Micro Computer, Inc. 144A 0.000%, 3/1/29(1)(3)	430	407
Varonis Systems, Inc. 1.250%, 8/15/25(2)	970	1,763
		8,335

Electric Utilities—5.0%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)(2)	2,230	2,687
NRG Energy, Inc. 2.750%, 6/1/48(2)	510	945
PG&E Corp. 144A 4.250%, 12/1/27(1)(2)	3,785	3,904
Southern Co. (The) 3.875%, 12/15/25(2)	3,530	3,733
		11,269

Electronics—0.8%
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	1,870	1,866
	Par Value	Value

Energy-Alternate Sources—0.6%
Sunnova Energy International, Inc. 2.625%, 2/15/28(2)	$ 2,565	$ 1,206
Engineering & Construction—2.0%
Fluor Corp. 144A 1.125%, 8/15/29(1)(2)	1,860	2,278
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	1,880	2,065
		4,343

Entertainment—3.7%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)(3)	2,160	1,820
IMAX Corp. 0.500%, 4/1/26(2)	1,900	1,882
Live Nation Entertainment, Inc.
2.000%, 2/15/25(2)	3,050	3,179
3.125%, 1/15/29(2)	1,215	1,376
		8,257

Environmental Services—1.0%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)(2)	1,875	2,269
Financial Services—3.3%
Bread Financial Holdings, Inc. 4.250%, 6/15/28(2)	1,075	1,659
Coinbase Global, Inc. 0.500%, 6/1/26(2)	3,605	3,708
Encore Capital Group, Inc. 4.000%, 3/15/29(2)	2,035	2,085
		7,452

Health Care REITs—2.1%
Welltower OP LLC
144A 2.750%, 5/15/28(1)(2)	1,705	2,089
144A 3.125%, 7/15/29(1)	2,475	2,583
		4,672

Healthcare-Products—1.7%
Exact Sciences Corp. 1.000%, 1/15/25	1,780	1,757
Haemonetics Corp. 144A 2.500%, 6/1/29(1)	1,905	1,951
Integer Holdings Corp. 2.125%, 2/15/28	85	124
		3,832

Internet—9.5%
Magnite, Inc. 0.250%, 3/15/26	2,340	2,135
PDD Holdings, Inc. 0.000%, 12/1/25(2)	2,695	2,612
Sea Ltd. 2.375%, 12/1/25	2,565	2,659
Snap, Inc. 0.750%, 8/1/26(2)	1,355	1,367
See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Internet—continued
Spotify USA, Inc. 0.000%, 3/15/26(3)	$ 2,000	$ 1,949
Uber Technologies, Inc. 0.000%, 12/15/25(2)	3,660	3,770
Wayfair, Inc.
1.125%, 11/1/24(2)	1,310	1,284
1.000%, 8/15/26(2)	2,535	2,308
3.250%, 9/15/27(2)	795	923
Zillow Group, Inc. 2.750%, 5/15/25(2)	2,200	2,254
		21,261

Leisure Time—2.3%
NCL Corp., Ltd. 1.125%, 2/15/27(2)	3,575	3,325
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25(2)	570	1,804
		5,129

Media—1.8%
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)(2)	2,010	2,037
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,700	1,901
		3,938

Passenger Airlines—0.7%
American Airlines Group, Inc. 6.500%, 7/1/25	1,425	1,446
Retail REIT—0.6%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	1,355	1,382
Semiconductors—4.3%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(2)	1,205	1,576
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)	2,900	2,909
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	1,065	1,122
ON Semiconductor Corp. 0.500%, 3/1/29(2)	2,520	2,598
Semtech Corp. 1.625%, 11/1/27(2)	775	842
Wolfspeed, Inc. 0.250%, 2/15/28(2)	1,200	637
		9,684

Software—2.8%
Akamai Technologies, Inc. 0.125%, 5/1/25(2)	730	806
Guidewire Software, Inc. 1.250%, 3/15/25(2)	1,010	1,357
HubSpot, Inc. 0.375%, 6/1/25	255	451
MicroStrategy, Inc. 144A 0.875%, 3/15/31(1)	1,010	969
	Par Value	Value

Software—continued
Tyler Technologies, Inc. 0.250%, 3/15/26(2)	$ 2,150	$ 2,602
		6,185

Total Convertible Bonds and Notes (Identified Cost $123,249)		125,304

Corporate Bonds and Notes—25.7%
Aerospace & Defense—1.3%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)(2)	870	890
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)	885	924
TransDigm, Inc. 144A 7.125%, 12/1/31(1)(2)	875	908
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)(2)	246	259
		2,981

Auto Manufacturers—0.2%
Ford Motor Co. 9.625%, 4/22/30(2)	460	543
Automotive Parts & Equipment—1.4%
Adient Global Holdings Ltd. 144A 8.250%, 4/15/31(1)(2)	425	447
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(2)	760	760
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)	645	650
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31(2)	265	247
5.250%, 7/15/31(2)	700	655
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	320	290
		3,049

Building Materials—1.3%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	1,195	1,212
Griffon Corp. 5.750%, 3/1/28(2)	965	945
Summit Materials LLC 144A 7.250%, 1/15/31(1)(2)	725	756
		2,913

Chemicals—0.5%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	480	449
Tronox, Inc. 144A 4.625%, 3/15/29(1)(2)	665	606
		1,055

Commercial Services—0.4%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(2)	910	902

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Computers—1.1%
McAfee Corp. 144A 7.375%, 2/15/30(1)(2)	$ 840	$ 784
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)(2)	815	779
Seagate HDD Cayman 8.500%, 7/15/31(2)	845	917
		2,480

Containers & Packaging—0.3%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)(2)	340	351
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)(2)	215	211
		562

Diversified REITS—0.3%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)(2)	505	519
144A 5.250%, 7/15/30(1)(2)	245	236
		755

Electric Utilities—0.1%
PG&E Corp. 5.250%, 7/1/30(2)	230	222
Electronic Equipment, Instruments & Components—0.4%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	910	932
Electronics—0.4%
Coherent Corp. 144A 5.000%, 12/15/29(1)(2)	400	382
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)(2)	455	472
		854

Entertainment—1.9%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(2)	785	802
144A 7.000%, 2/15/30(1)(2)	590	609
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	595	604
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)(2)	600	604
Lions Gate Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)	385	345
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)(2)	425	430
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(2)	805	767
		4,161

Environmental Services—0.2%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)(2)	535	550
	Par Value	Value

Financial Services—2.2%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)(2)	$ 290	$ 282
144A 7.125%, 2/1/32(1)(2)	1,020	1,041
Navient Corp.
6.750%, 6/15/26(2)	755	763
9.375%, 7/25/30(2)	220	234
OneMain Finance Corp. 9.000%, 1/15/29(2)	860	912
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)(2)	885	926
PRA Group, Inc. 144A 8.375%, 2/1/28(1)(2)	765	775
		4,933

Food & Beverage—0.2%
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)(2)	450	437
Healthcare-Products—0.4%
Medline Borrower LP 144A 5.250%, 10/1/29(1)(2)	1,000	967
Healthcare-Services—1.1%
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(1)	525	541
Tenet Healthcare Corp. 6.125%, 10/1/28(2)	1,805	1,809
		2,350

Hotel & Resort REITs—0.2%
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)(2)	510	505
Insurance—0.5%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)(2)	1,115	1,144
Internet—0.3%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	550	569
Investment Companies—0.2%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)(2)	565	541
Leisure Time—1.2%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(2)	455	450
Carnival Corp.
144A 6.000%, 5/1/29(1)(2)	310	309
144A 10.500%, 6/1/30(1)(2)	405	440
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)(2)	720	759
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(1)(2)	760	775
		2,733

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Lodging—0.7%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	$ 815	$ 767
Station Casinos LLC 144A 6.625%, 3/15/32(1)(2)	765	772
		1,539

Machinery-Diversified—0.3%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)(2)	735	765
Media—1.9%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(2)	215	209
144A 7.375%, 3/1/31(1)(2)	575	581
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)(2)	440	424
Gray Television, Inc.
144A 7.000%, 5/15/27(1)(2)	820	794
144A 4.750%, 10/15/30(1)(2)	295	198
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)(2)	790	766
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)	450	413
TEGNA, Inc. 5.000%, 9/15/29(2)	280	255
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(2)	565	526
		4,166

Mining—0.6%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)(2)	720	766
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)(2)	465	465
		1,231

Oil, Gas & Consumable Fuels—2.7%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)(2)	213	220
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)(2)	530	552
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)(2)	850	914
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(2)	750	774
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)(2)	305	321
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	615	620
SM Energy Co. 144A 7.000%, 8/1/32(1)	605	612
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)(2)	600	624
USA Compression Partners LP 6.875%, 9/1/27(2)	755	759
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)(2)	$ 725	$ 755
		6,151

Paper & Forest Products—0.1%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)(2)	300	254
Pharmaceuticals—0.2%
Organon & Co. 144A 7.875%, 5/15/34(1)	460	478
Pipelines—0.5%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)(2)	290	284
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)(2)	740	756
		1,040

Retail—0.8%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	330	333
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)(2)	310	317
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	460	464
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	605	611
		1,725

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	225	225
Software—0.5%
Central Parent LLC 144A 8.000%, 6/15/29(1)(2)	310	318
UKG, Inc. 144A 6.875%, 2/1/31(1)(2)	750	771
		1,089

Telecommunications—0.4%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)(2)	885	927
Transportation—0.8%
Fortress Transportation & Infrastructure Investors LLC 144A 7.875%, 12/1/30(1)(2)	870	922
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	890	918
		1,840

Total Corporate Bonds and Notes (Identified Cost $57,016)		57,568

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Shares	Value
Convertible Preferred Stocks—6.0%
Banks—3.8%
Bank of America Corp. Series L, 7.250%(2)	1,885	$ 2,256
Wells Fargo & Co. Series L, 7.500%(2)	5,310	6,387
		8,643

Electric Utilities—1.0%
NextEra Energy, Inc., 6.926%(2)	48,960	2,162
Financial Services—1.2%
Apollo Global Management, Inc., 6.750%(2)	38,915	2,646
Total Convertible Preferred Stocks (Identified Cost $12,751)		13,451

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(4)(5)(6)	630	63
Total Preferred Stock (Identified Cost $62)		63

Common Stocks—32.5%
Aerospace & Defense—0.8%
RTX Corp.(7)	15,870	1,865
Air Freight & Logistics—0.3%
FedEx Corp.	2,170	656
Automobiles—0.5%
Tesla, Inc.(5)	5,065	1,175
Banks—2.3%
Bank of America Corp.(7)	43,555	1,756
CCF Holdings LLC(4)(5)	1,026,972	123
CCF Holdings LLC Class M(4)(5)	219,990	26
Citigroup, Inc.	31,840	2,066
JPMorgan Chase & Co.(7)	5,855	1,246
		5,217

Biotechnology—0.8%
Vertex Pharmaceuticals, Inc.(5)	3,615	1,792
Broadline Retail—2.1%
Alibaba Group Holding Ltd. Sponsored ADR	4,155	327
Amazon.com, Inc.(2)(5)	23,520	4,398
		4,725

Capital Markets—0.6%
Moody’s Corp.	2,860	1,306
Consumer Finance—1.0%
Capital One Financial Corp.	6,795	1,029
Discover Financial Services	8,165	1,176
		2,205

	Shares	Value

Consumer Staples Distribution & Retail—0.5%
Target Corp.	7,205	$ 1,084
Diversified Telecommunication Services—0.8%
Verizon Communications, Inc.	44,289	1,795
Electric Utilities—0.8%
Exelon Corp.(2)	46,995	1,748
Electrical Equipment—0.9%
Eaton Corp. plc	3,410	1,039
Emerson Electric Co.	9,280	1,087
		2,126

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. Class A	6,470	416
Entertainment—0.0%
LiveStyle, Inc. (4)(5)(6)	13,574	—
Financial Services—0.3%
Mastercard, Inc. Class A	1,490	691
Healthcare Equipment & Supplies—1.1%
Boston Scientific Corp.(5)(7)	21,340	1,577
Intuitive Surgical, Inc.(5)	1,835	816
		2,393

Healthcare Providers & Services—0.9%
McKesson Corp.	995	614
UnitedHealth Group, Inc.	2,290	1,319
		1,933

Hotels, Restaurants & Leisure—0.2%
Chipotle Mexican Grill, Inc. Class A(5)(7)	8,360	454
Industrial Conglomerates—1.4%
3M Co.	11,405	1,455
General Electric Co.(7)	9,265	1,577
		3,032

Insurance—0.7%
Allstate Corp. (The)(7)	8,645	1,479
Interactive Media & Services—2.1%
Alphabet, Inc. Class A(7)	16,720	2,868
Alphabet, Inc. Class C(7)	7,430	1,287
Meta Platforms, Inc. Class A	1,240	589
		4,744

Oil, Gas & Consumable Fuels—0.4%
Devon Energy Corp.(2)	18,670	878
Pharmaceuticals—0.6%
Eli Lilly & Co.	1,715	1,379
See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Shares	Value

Real Estate Management & Development—0.5%
CBRE Group, Inc. Class A(5)	1,925	$ 217
CoStar Group, Inc.(5)	10,670	832
		1,049

Semiconductors & Semiconductor Equipment—3.8%
Broadcom, Inc.	10,650	1,711
Micron Technology, Inc.	7,065	776
NVIDIA Corp.	25,225	2,952
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR(7)	9,855	1,634
Texas Instruments, Inc.(7)	6,815	1,389
		8,462

Software—4.0%
Adobe, Inc. (5)	1,630	899
Cadence Design Systems, Inc.(5)(7)	4,070	1,089
Datadog, Inc. Class A(5)	4,125	480
Microsoft Corp.	14,676	6,140
ServiceNow, Inc.(5)	540	440
		9,048

Specialized REITs—0.7%
American Tower Corp.(2)	6,880	1,516
Specialty Retail—1.1%
Home Depot, Inc. (The)	3,050	1,123
TJX Cos., Inc. (The)	12,045	1,361
		2,484

Technology Hardware, Storage & Peripherals—3.1%
Apple, Inc.	28,670	6,367
Dell Technologies, Inc. Class C	6,045	687
		7,054

Total Common Stocks (Identified Cost $66,186)		72,706

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC , 3/25/26(4)(5)	363,920	—
Total Warrant (Identified Cost $—)		—

Equity-Linked Notes—16.6%
Banks—6.6%
Barclays Bank plc
1.000%, 2/16/29(2)	3,620,000	3,739
144A 8.000%, 12/30/24(1)(4)	2,200	3,616
BofA Finance LLC
1.000%, 3/25/27(4)	3,480,000	3,852
1.200%, 4/22/27(4)	3,335,000	3,511
		14,718

	Shares	Value

Financial Services—10.0%
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(2)(4)	3,575,000	$ 4,399
Goldman Sachs Finance Corp.
1.000%, 5/13/27(4)	3,370,000	3,709
1.250%, 6/28/27(4)	5,150,000	5,680
4.000%, 9/28/26(4)	2,630,000	3,250
JPMorgan Chase Financial Co. LLC
1.000%, 3/15/27(2)(4)	1,815,000	1,797
1.250%, 3/15/27(2)(4)	3,455,000	3,639
		22,474

Total Equity-Linked Notes (Identified Cost $37,462)		37,192

Total Long-Term Investments—136.8% (Identified Cost $296,726)		306,284

Short-Term Investment—5.9%
Money Market Mutual Fund—5.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.213%)(8)	13,113,224	13,113
Total Short-Term Investment (Identified Cost $13,113)		13,113

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—142.7% (Identified Cost $309,839)		319,397

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $17)	(24)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—142.7% (Identified Cost $309,822)	$319,373
Other assets and liabilities, net—(42.7)%	(95,507)
NET ASSETS—100.0%	$223,866

Abbreviations:
ADR	American Depositary Receipt
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities amounted to a value of $94,414 or 42.2% of net assets.
(2)	All or a portion of the security is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $159,015.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

For information regarding the abbreviations, see the Key Investment Terms starting on page 18.
See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $6,473.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
United Kingdom	3
Cayman Islands	2
Bermuda	2
Canada	1
Liberia	1
Taiwan	1
Total	100%
† % of total investments, net of written options, as of July 31, 2024.
Open written options contracts as of July 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Allstate Corp. (The)	(22)	$ (418)	$190.00	08/16/24	$ (1)
Alphabet, Inc.	(86)	(1,634)	190.00	08/16/24	(2)
Alphabet, Inc.	(35)	(682)	195.00	08/16/24	(—) (3)
Bank of America Corp.	(213)	(1,001)	47.00	08/16/24	(—) (3)
Boston Scientific Corp.	(5)	(43)	85.00	08/16/24	(—) (3)
Cadence Design Systems, Inc.	(20)	(640)	320.00	08/16/24	(—) (3)
Chipotle Mexican Grill, Inc.	(40)	(220)	55.00	08/16/24	(5)
General Electric Co.	(39)	(780)	200.00	08/16/24	(—) (3)
JPMorgan Chase & Co.	(27)	(607)	225.00	08/16/24	(1)
Mastercard, Inc.	(7)	(347)	495.00	08/16/24	(—) (3)
RTX Corp.	(40)	(460)	115.00	08/16/24	(14)
Taiwan Semiconductor Manufacturing Co., Ltd.	(25)	(500)	200.00	08/16/24	(—) (3)
Texas Instruments, Inc.	(12)	(258)	215.00	08/16/24	(1)
Total Written Options					$ (24)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Exchange-traded options.
(3)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$125,304	$ —	$125,304	$ —
Corporate Bonds and Notes	57,568	—	57,568	—
Equity Securities:
Convertible Preferred Stocks	13,451	13,451	—	—
Preferred Stock	63	—	—	63
Common Stocks	72,706	72,557	—	149 (1)
Warrant	—	—	—	— (1)
Equity-Linked Notes	37,192	—	3,739	33,453
Money Market Mutual Fund	13,113	13,113	—	—
Total Assets	319,397	99,121	186,611	33,665
Liabilities:
Other Financial Instruments:
Written Options	(24)	(24)	—	—
Total Liabilities	(24)	(24)	—	—
Total Investments, Net of Written Options	$319,373	$99,097	$186,611	$33,665

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at July 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stock	Common Stocks	Warrants	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2024:	$ 1,988	$ 63	$ —(a)	$ — (a)	$ 1,925
Net realized gain (loss)	(110)	—	—	—	(110)
Net change in unrealized appreciation (depreciation)(b)	(83)	—	149	—	(232)
Purchases	33,881	—	—	—	33,881
Sales (c)	(2,011)	—	—	—	(2,011)
Balance as of July 31, 2024	$ 33,665	$ 63	$ 149 (a)	$ — (a)	$ 33,453
(a) Includes internally fair valued securities currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at July 31, 2024, was $(123).
(c) Includes paydowns on securities.
See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at July 31, 2024:
Investments in Securities – Assets	Ending Balance at July 31, 2024	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$ 63	Discounted cash flows liquidation approach	Discount rate	22.61% (22.13% - 22.84%)	Decrease

Common Stocks:
CCF Holdings LLC	$123	Market and Company Comparables	EV Multiples	0.84x (0.62x - 1.09x)	Increase
				5.27x (4.42x - 6.12x)
				0.54x (0.16x - 0.82x)
			Illiquidity Discount	0%	Increase

CCF Holdings LLC Class M	$ 26	Market and Company Comparables	EV Multiples	0.84x (0.62x - 1.09x)	Increase
				5.27x (4.42x - 6.12x)
				0.54x (0.16x - 0.82x)
			Illiquidity Discount	0%	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—16.1%
Aerospace & Defense—0.1%
Spirit AeroSystems, Inc. 144A 3.250%, 11/1/28(1)	$ 655	$ 923
Auto Manufacturers—0.3%
Rivian Automotive, Inc.
4.625%, 3/15/29	1,655	1,821
144A 3.625%, 10/15/30(1)	2,465	2,386
		4,207

Biotechnology—0.8%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	3,855	4,158
Halozyme Therapeutics, Inc. 1.000%, 8/15/28	1,585	1,817
Insmed, Inc. 0.750%, 6/1/28	1,325	3,018
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	2,125	2,564
		11,557

Commercial Services—1.1%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)REIT	6,280	5,310
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	1,450	1,370
Repay Holdings Corp. 144A 2.875%, 7/15/29(1)	2,665	2,721
Shift4 Payments, Inc.
0.000%, 12/15/25	620	670
0.500%, 8/1/27	3,785	3,533
Stride, Inc. 1.125%, 9/1/27	950	1,451
		15,055

Computers—1.2%
CyberArk Software Ltd. 0.000%, 11/15/24	990	1,610
Parsons Corp. 144A 2.625%, 3/1/29(1)	3,590	4,114
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)	1,855	2,515
Super Micro Computer, Inc. 144A 0.000%, 3/1/29(1)	1,430	1,353
Varonis Systems, Inc. 1.250%, 8/15/25	1,390	2,527
Western Digital Corp. 144A 3.000%, 11/15/28(1)	2,610	3,804
Zscaler, Inc. 0.125%, 7/1/25	1,005	1,282
		17,205

Electric Utilities—1.2%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	3,445	4,151
NRG Energy, Inc. 2.750%, 6/1/48	890	1,648
PG&E Corp. 144A 4.250%, 12/1/27(1)	5,425	5,596
	Par Value	Value

Electric Utilities—continued
Southern Co. (The) 3.875%, 12/15/25	$ 4,705	$ 4,976
		16,371

Electronics—0.2%
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	2,700	2,694
Energy-Alternate Sources—0.1%
Sunnova Energy International, Inc. 2.625%, 2/15/28	3,205	1,506
Engineering & Construction—0.5%
Fluor Corp. 144A 1.125%, 8/15/29(1)	2,670	3,269
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	2,750	3,021
		6,290

Entertainment—0.6%
Cinemark Holdings, Inc. 4.500%, 8/15/25	445	758
IMAX Corp. 0.500%, 4/1/26	2,720	2,694
Live Nation Entertainment, Inc.
2.000%, 2/15/25	3,195	3,330
3.125%, 1/15/29	1,670	1,892
		8,674

Environmental Services—0.2%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)	2,370	2,867
Financial Services—0.7%
Bread Financial Holdings, Inc. 4.250%, 6/15/28	1,545	2,384
Coinbase Global, Inc. 0.500%, 6/1/26	4,780	4,916
Encore Capital Group, Inc. 4.000%, 3/15/29	2,020	2,071
		9,371

Health Care REITs—0.5%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	5,090	6,237
Healthcare-Products—0.7%
Haemonetics Corp. 144A 2.500%, 6/1/29(1)	2,810	2,877
Integer Holdings Corp. 2.125%, 2/15/28	85	124
Lantheus Holdings, Inc. 2.625%, 12/15/27	2,080	3,112
Natera, Inc. 2.250%, 5/1/27	320	855
Tandem Diabetes Care, Inc. 144A 1.500%, 3/15/29(1)	590	769
See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
TransMedics Group, Inc. 1.500%, 6/1/28	$ 1,065	$ 1,805
		9,542

Internet—2.8%
Booking Holdings, Inc. 0.750%, 5/1/25	1,255	2,472
Cardlytics, Inc. 144A 4.250%, 4/1/29(1)	1,395	1,124
Magnite, Inc. 0.250%, 3/15/26	3,335	3,043
Palo Alto Networks, Inc. 0.375%, 6/1/25	1,475	4,813
PDD Holdings, Inc. 0.000%, 12/1/25	2,645	2,564
Q2 Holdings, Inc. 0.750%, 6/1/26	1,330	1,370
Sea Ltd. 2.375%, 12/1/25	1,645	1,705
Snap, Inc. 0.750%, 8/1/26	2,940	2,966
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	1,425	1,330
Uber Technologies, Inc. 0.000%, 12/15/25	5,240	5,397
Wayfair, Inc.
1.125%, 11/1/24	1,890	1,853
1.000%, 8/15/26	2,910	2,650
3.250%, 9/15/27	2,515	2,920
Zillow Group, Inc.
0.750%, 9/1/24	625	702
2.750%, 5/15/25	3,585	3,673
		38,582

Investment Companies—0.1%
Marathon Digital Holdings, Inc. 1.000%, 12/1/26	1,460	1,296
Iron & Steel—0.2%
ATI, Inc. 3.500%, 6/15/25	660	2,884
Leisure Time—0.7%
Carnival Corp. 5.750%, 12/1/27	1,150	1,734
NCL Corp., Ltd.
5.375%, 8/1/25	600	706
1.125%, 2/15/27	3,070	2,855
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	1,435	4,544
		9,839

Machinery-Construction & Mining—0.1%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	1,460	1,386
Media—0.4%
DISH Network Corp. 0.000%, 12/15/25	1,410	1,028
	Par Value	Value

Media—continued
Liberty Broadband Corp. 144A 3.125%, 6/30/54(1)	$ 1,755	$ 2,027
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	2,170	2,426
		5,481

Miscellaneous Manufacturing—0.1%
Axon Enterprise, Inc. 0.500%, 12/15/27	1,495	2,096
Oil, Gas & Consumable Fuels—0.1%
Transocean, Inc. 144A, RegS 4.000%, 12/15/25(1)(3)	875	1,178
Passenger Airlines—0.1%
American Airlines Group, Inc. 6.500%, 7/1/25	2,040	2,070
Private Equity—0.2%
HAT Holdings I LLC 144A 3.750%, 8/15/28(1)	1,970	2,597
Retail—0.4%
Burlington Stores, Inc. 144A 1.250%, 12/15/27(1)	2,355	3,270
Freshpet, Inc. 3.000%, 4/1/28	990	1,856
		5,126

Retail REIT—0.1%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	1,930	1,969
Semiconductors—1.2%
Impinj, Inc. 1.125%, 5/15/27	1,155	1,806
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,800	2,354
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)	2,985	2,995
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	3,190	3,361
ON Semiconductor Corp. 0.500%, 3/1/29	3,045	3,139
Semtech Corp. 1.625%, 11/1/27	2,495	2,710
		16,365

Software—1.4%
Akamai Technologies, Inc. 0.125%, 5/1/25	1,050	1,159
Confluent, Inc. 0.000%, 1/15/27(2)	1,780	1,541
Datadog, Inc. 0.125%, 6/15/25	1,400	1,856
Guidewire Software, Inc. 1.250%, 3/15/25	2,145	2,882
HubSpot, Inc. 0.375%, 6/1/25	365	645

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Software—continued
MicroStrategy, Inc.
0.000%, 2/15/27	$ 820	$ 1,085
144A 0.875%, 3/15/31(1)	3,235	3,104
Tyler Technologies, Inc. 0.250%, 3/15/26	3,000	3,631
Vertex, Inc. 144A 0.750%, 5/1/29(1)	2,205	2,826
		18,729

Total Convertible Bonds and Notes (Identified Cost $213,126)		222,097

	Shares
Convertible Preferred Stocks—1.4%
Banks—0.6%
Wells Fargo & Co. Series L, 7.500%	6,900	8,299
Chemicals—0.1%
Albemarle Corp., 7.250%	26,625	1,191
Electric Utilities—0.2%
NextEra Energy, Inc., 6.926%	50,380	2,225
Financial Services—0.3%
Apollo Global Management, Inc., 6.750%	55,930	3,803
Machinery—0.2%
Chart Industries, Inc. Series B, 6.750%	25,080	1,561
RBC Bearings, Inc. Series A, 5.000%	10,335	1,333
		2,894

Total Convertible Preferred Stocks (Identified Cost $18,320)		18,412

Common Stocks—79.7%
Aerospace & Defense—0.9%
L3Harris Technologies, Inc.	55,293	12,545
Automobile Components—0.7%
Aptiv plc(4)	133,904	9,292
Banks—10.0%
Bank of America Corp.(5)	1,032,664	41,627
Commerce Bancshares, Inc.	241,320	15,616
JPMorgan Chase & Co.(5)	68,241	14,522
PNC Financial Services Group, Inc. (The)	183,662	33,261
Truist Financial Corp.	500,489	22,367
U.S. Bancorp	243,308	10,919
		138,312

Beverages—1.5%
Constellation Brands, Inc. Class A	42,326	10,376
Keurig Dr Pepper, Inc.	319,157	10,941
		21,317

	Shares	Value

Building Products—0.8%
Allegion plc	85,323	$ 11,673
Capital Markets—3.6%
Intercontinental Exchange, Inc.	36,969	5,603
MarketAxess Holdings, Inc.	46,945	10,494
Morgan Stanley	113,238	11,687
MSCI, Inc. Class A	40,107	21,688
		49,472

Chemicals—2.2%
Air Products & Chemicals, Inc.	42,067	11,099
Celanese Corp. Class A	66,668	9,410
FMC Corp.	176,691	10,312
		30,821

Commercial Services & Supplies—0.8%
RB Global, Inc.	138,922	11,062
Consumer Staples Distribution & Retail—1.5%
Costco Wholesale Corp.	13,195	10,847
Target Corp.	62,058	9,334
		20,181

Containers & Packaging—0.8%
Ball Corp.	165,307	10,552
Electric Utilities—4.8%
Eversource Energy	377,395	24,497
NextEra Energy, Inc.(5)	544,050	41,560
		66,057

Energy Equipment & Services—0.4%
Schlumberger N.V.	115,122	5,559
Entertainment—0.6%
Walt Disney Co. (The)	91,609	8,583
Financial Services—3.2%
Berkshire Hathaway, Inc. Class B(4)	26,074	11,433
Jack Henry & Associates, Inc.	65,397	11,214
Mastercard, Inc. Class A	23,780	11,027
Visa, Inc. Class A	39,261	10,431
		44,105

Food Products—0.8%
Tyson Foods, Inc. Class A	189,905	11,565
Gas Utilities—0.4%
UGI Corp.	232,061	5,751
Health Care REITs—3.0%
Alexandria Real Estate Equities, Inc.	346,313	40,619
Healthcare Equipment & Supplies—3.0%
Abbott Laboratories	102,181	10,825
IDEXX Laboratories, Inc.(4)	20,961	9,980
Medtronic plc	116,256	9,338

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Shares	Value

Healthcare Equipment & Supplies—continued
Teleflex, Inc.	48,311	$ 10,673
		40,816

Healthcare Providers & Services—1.7%
UnitedHealth Group, Inc.	40,973	23,607
Healthcare Technology—0.8%
Veeva Systems, Inc. Class A(4)	59,040	11,332
Hotels, Restaurants & Leisure—2.0%
Domino’s Pizza, Inc.	51,775	22,196
Starbucks Corp.	69,174	5,392
		27,588

Industrial Conglomerates—1.5%
Honeywell International, Inc.	100,876	20,654
Industrial REITs—3.6%
Prologis, Inc.	48,911	6,165
Rexford Industrial Realty, Inc.	858,754	43,032
		49,197

Insurance—1.2%
RLI Corp.	37,636	5,667
Willis Towers Watson plc	39,070	11,029
		16,696

Interactive Media & Services—1.0%
Alphabet, Inc. Class A	78,270	13,427
Life Sciences Tools & Services—1.8%
Thermo Fisher Scientific, Inc.(5)	39,499	24,226
Machinery—2.5%
Stanley Black & Decker, Inc.	225,715	23,840
Toro Co. (The)	113,358	10,852
		34,692

Oil, Gas & Consumable Fuels—5.3%
Chevron Corp.	140,145	22,489
EOG Resources, Inc.	86,318	10,945
Exxon Mobil Corp.	150,993	17,906
Ovintiv, Inc.	231,533	10,753
TC Energy Corp.	263,782	11,187
		73,280

Personal Care Products—0.5%
Estee Lauder Cos., Inc. (The) Class A	73,681	7,339
Pharmaceuticals—1.6%
Pfizer, Inc.(4)	340,852	10,410
Zoetis, Inc. Class A	61,993	11,161
		21,571

	Shares	Value

Residential REITs—2.3%
Invitation Homes, Inc.	300,613	$ 10,603
Mid-America Apartment Communities, Inc.	76,544	10,698
Sun Communities, Inc.	79,632	10,092
		31,393

Semiconductors & Semiconductor Equipment—1.6%
Advanced Micro Devices, Inc.(4)	74,932	10,826
Texas Instruments, Inc.	53,981	11,002
		21,828

Software—4.6%
ANSYS, Inc.(4)	16,207	5,083
Intuit, Inc.	64,732	41,904
Microsoft Corp.(5)	27,711	11,593
Salesforce, Inc.	18,525	4,794
		63,374

Specialized REITs—2.8%
American Tower Corp.	53,278	11,742
Crown Castle, Inc.	84,147	9,263
Equinix, Inc.	7,199	5,689
SBA Communications Corp. Class A	52,296	11,481
		38,175

Specialty Retail—1.4%
Best Buy Co., Inc.	74,890	6,479
Home Depot, Inc. (The)(5)	33,028	12,160
		18,639

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.(5)	59,478	13,209
Textiles, Apparel & Luxury Goods—0.4%
Lululemon Athletica, Inc.(4)	22,293	5,766
Trading Companies & Distributors—1.5%
MonotaRO Co., Ltd. Unsponsored ADR	1,546,129	21,339
Water Utilities—1.6%
American Water Works Co., Inc.	153,552	21,860
Total Common Stocks (Identified Cost $1,014,759)		1,097,474

Warrant—0.0%
Energy Equipment & Services—0.0%
Nabors Industries Ltd., 6/11/26(4)	876	7
Total Warrant (Identified Cost $—)		7

Equity-Linked Notes—0.6%
Banks—0.2%
Barclays Bank plc 1.000%, 2/16/29	2,705,000	2,794

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Shares	Value

Financial Services—0.4%
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(6)	1,110,000	$ 1,366
Goldman Sachs Finance Corp.
1.000%, 5/13/27(6)	1,655,000	1,821
1.250%, 6/28/27(6)	2,470,000	2,724
		5,911

Total Equity-Linked Notes (Identified Cost $8,466)		8,705

Total Long-Term Investments—97.8% (Identified Cost $1,254,671)		1,346,695

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.213%)(7)	11,060,970	11,061
Total Short-Term Investment (Identified Cost $11,061)		11,061

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.6% (Identified Cost $1,265,732)		1,357,756

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $637)	(1,431)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.5% (Identified Cost $1,265,095)	$1,356,325
Other assets and liabilities, net—1.5%	20,776
NET ASSETS—100.0%	$1,377,101
Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities amounted to a value of $77,834 or 5.7% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Non-income producing.
(5)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $87,408.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Canada	2
Japan	2
Ireland	2
United Kingdom	1
Cayman Islands	1
Total	100%
† % of total investments, net of written options, as of July 31, 2024.

Open written options contracts as of July 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Devices, Inc.	(224)	$ (3,920)	$175.00	08/16/24	$ (8)
Alexandria Real Estate Equities, Inc.	(519)	(7,006)	135.00	08/16/24	(60)
Alphabet, Inc.	(273)	(5,597)	205.00	08/16/24	(1)
American Tower Corp.	(106)	(2,438)	230.00	08/16/24	(11)
Apple, Inc.	(178)	(4,450)	250.00	08/16/24	(5)
Aptiv plc	(468)	(3,627)	77.50	08/16/24	(47)
Bank of America Corp.	(3,217)	(14,798)	46.00	08/16/24	(10)
Best Buy Co., Inc.	(224)	(2,184)	97.50	08/16/24	(2)
Costco Wholesale Corp.	(32)	(2,944)	920.00	08/16/24	(1)
Estee Lauder Cos., Inc. (The)	(257)	(2,878)	112.00	08/16/24	(8)
Home Depot, Inc. (The)	(115)	(4,600)	400.00	08/16/24	(18)
Intuit, Inc.	(226)	(16,046)	710.00	08/16/24	(27)
JPMorgan Chase & Co.	(204)	(4,692)	230.00	08/16/24	(1)
Lululemon Athletica, Inc.	(78)	(2,418)	310.00	08/16/24	(1)
Mastercard, Inc.	(71)	(3,479)	490.00	08/16/24	(4)
Microsoft Corp.	(96)	(4,608)	480.00	08/16/24	(1)
For information regarding the abbreviations, see the Key Investment Terms starting on page 18.
See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
Open written options contracts as of July 31, 2024 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Morgan Stanley	(396)	$ (4,554)	$115.00	08/16/24	$ (2)
NextEra Energy, Inc.	(1,634)	(12,663)	77.50	08/16/24	(217)
PNC Financial Services Group, Inc. (The)	(662)	(12,909)	195.00	08/16/24	(17)
Prologis, Inc.	(97)	(1,310)	135.00	08/16/24	(3)
RB Global, Inc.	(347)	(3,036)	87.50	08/16/24	(22)
Salesforce, Inc.	(64)	(1,728)	270.00	08/16/24	(13)
Stanley Black & Decker, Inc.	(677)	(6,770)	100.00	08/16/24	(454)
Starbucks Corp.	(138)	(1,242)	90.00	08/16/24	(— ) (3)
Target Corp.	(217)	(3,581)	165.00	08/16/24	(4)
Texas Instruments, Inc.	(161)	(3,542)	220.00	08/16/24	(6)
Thermo Fisher Scientific, Inc.	(138)	(8,142)	590.00	08/16/24	(422)
Truist Financial Corp.	(1,649)	(7,833)	47.50	08/16/24	(21)
U.S. Bancorp	(909)	(4,545)	50.00	08/16/24	(3)
Veeva Systems, Inc.	(118)	(2,360)	200.00	08/16/24	(20)
Visa, Inc.	(117)	(3,393)	290.00	08/16/24	(1)
Walt Disney Co. (The)	(320)	(3,360)	105.00	08/16/24	(21)
Total Written Options					$(1,431)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Exchange-traded options.
(3)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of July 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$ 222,097	$ —	$222,097	$ —
Equity Securities:
Convertible Preferred Stocks	18,412	18,412	—	—
Common Stocks	1,097,474	1,097,474	—	—
Warrant	7	7	—	—
Equity-Linked Notes	8,705	—	2,794	5,911
Money Market Mutual Fund	11,061	11,061	—	—
Total Assets	1,357,756	1,126,954	224,891	5,911
Liabilities:
Other Financial Instruments:
Written Options	(1,431)	(1,337)	(94)	—
Total Investments, Net of Written Options	$1,356,325	$1,125,617	$224,797	$5,911
There were no transfers into or out of Level 3 related to securities held at July 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended July 31, 2024.
See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—22.7%
Aerospace & Defense—0.1%
Spirit AeroSystems, Inc. 144A 3.250%, 11/1/28(1)	$ 555	$ 782
Auto Manufacturers—0.3%
Rivian Automotive, Inc.
4.625%, 3/15/29	620	682
144A 3.625%, 10/15/30(1)	1,530	1,481
		2,163

Biotechnology—0.7%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	1,750	1,887
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	3,225	3,165
		5,052

Commercial Services—2.9%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	5,510	4,659
Block, Inc. 0.125%, 3/1/25	2,420	2,340
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	6,520	6,161
Repay Holdings Corp. 144A 2.875%, 7/15/29(1)	2,365	2,415
Shift4 Payments, Inc. 0.500%, 8/1/27	5,000	4,668
		20,243

Computers—1.8%
Lumentum Holdings, Inc. 0.500%, 12/15/26	4,505	4,140
Parsons Corp. 144A 2.625%, 3/1/29(1)	3,140	3,598
Super Micro Computer, Inc. 144A 0.000%, 3/1/29(1)(2)	555	525
Varonis Systems, Inc. 1.250%, 8/15/25	1,220	2,218
Western Digital Corp. 144A 3.000%, 11/15/28(1)	1,465	2,135
		12,616

Electric Utilities—2.0%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	2,770	3,338
NRG Energy, Inc. 2.750%, 6/1/48	630	1,167
PG&E Corp. 144A 4.250%, 12/1/27(1)	4,765	4,915
Southern Co. (The) 3.875%, 12/15/25	4,420	4,674
		14,094

Electronics—0.3%
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	2,350	2,345
	Par Value	Value

Energy-Alternate Sources—0.2%
Sunnova Energy International, Inc. 2.625%, 2/15/28	$ 2,950	$ 1,387
Engineering & Construction—0.8%
Fluor Corp. 144A 1.125%, 8/15/29(1)	2,340	2,865
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	2,355	2,587
		5,452

Entertainment—1.4%
DraftKings Holdings, Inc. 0.000%, 3/15/28	2,710	2,283
IMAX Corp. 0.500%, 4/1/26	2,390	2,367
Live Nation Entertainment, Inc.
2.000%, 2/15/25	3,495	3,643
3.125%, 1/15/29	1,420	1,608
		9,901

Environmental Services—0.4%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)	2,340	2,831
Financial Services—1.4%
Bread Financial Holdings, Inc. 4.250%, 6/15/28	1,355	2,091
Coinbase Global, Inc. 0.500%, 6/1/26	4,520	4,649
Encore Capital Group, Inc. 4.000%, 3/15/29	2,555	2,619
		9,359

Health Care REITs—0.9%
Welltower OP LLC
144A 2.750%, 5/15/28(1)	2,155	2,641
144A 3.125%, 7/15/29(1)	3,115	3,250
		5,891

Healthcare-Products—0.7%
Exact Sciences Corp. 1.000%, 1/15/25	2,220	2,192
Haemonetics Corp. 144A 2.500%, 6/1/29(1)	2,370	2,427
Integer Holdings Corp. 2.125%, 2/15/28	95	138
		4,757

Internet—3.8%
Magnite, Inc. 0.250%, 3/15/26	2,945	2,687
PDD Holdings, Inc. 0.000%, 12/1/25	3,200	3,102
Sea Ltd. 2.375%, 12/1/25	3,210	3,327
Snap, Inc. 0.750%, 8/1/26	1,555	1,569
See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Par Value	Value

Internet—continued
Spotify USA, Inc. 0.000%, 3/15/26(2)	$ 2,500	$ 2,436
Uber Technologies, Inc. 0.000%, 12/15/25	4,600	4,738
Wayfair, Inc.
1.125%, 11/1/24	1,630	1,598
1.000%, 8/15/26	3,180	2,895
3.250%, 9/15/27	1,010	1,173
Zillow Group, Inc. 2.750%, 5/15/25	2,775	2,843
		26,368

Leisure Time—0.9%
NCL Corp., Ltd. 1.125%, 2/15/27	4,470	4,157
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	720	2,280
		6,437

Media—0.7%
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	2,520	2,555
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	2,130	2,381
		4,936

Passenger Airlines—0.3%
American Airlines Group, Inc. 6.500%, 7/1/25	1,795	1,821
Retail REIT—0.3%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	1,680	1,714
Semiconductors—1.7%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,390	1,818
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)	3,645	3,657
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	1,330	1,401
ON Semiconductor Corp. 0.500%, 3/1/29	3,140	3,237
Semtech Corp. 1.625%, 11/1/27	925	1,005
Wolfspeed, Inc. 0.250%, 2/15/28	1,390	737
		11,855

Software—1.1%
Akamai Technologies, Inc. 0.125%, 5/1/25	910	1,004
Guidewire Software, Inc. 1.250%, 3/15/25	1,175	1,579
HubSpot, Inc. 0.375%, 6/1/25	320	565
MicroStrategy, Inc. 144A 0.875%, 3/15/31(1)	1,265	1,214
	Par Value	Value

Software—continued
Tyler Technologies, Inc. 0.250%, 3/15/26	$ 2,665	$ 3,226
		7,588

Total Convertible Bonds and Notes (Identified Cost $155,446)		157,592

	Shares
Convertible Preferred Stocks—2.5%
Banks—1.7%
Bank of America Corp. Series L, 7.250%	3,585	4,291
Wells Fargo & Co. Series L, 7.500%	6,155	7,403
		11,694

Electric Utilities—0.4%
NextEra Energy, Inc., 6.926%	61,665	2,723
Financial Services—0.4%
Apollo Global Management, Inc., 6.750%	47,695	3,243
Total Convertible Preferred Stocks (Identified Cost $16,853)		17,660

Common Stocks—56.5%
Aerospace & Defense—1.5%
RTX Corp.(3)	86,660	10,182
Air Freight & Logistics—0.5%
FedEx Corp.	11,655	3,523
Automobiles—0.9%
Tesla, Inc.(4)	27,540	6,391
Banks—3.9%
Bank of America Corp.(3)	235,735	9,502
Citigroup, Inc.	170,905	11,088
JPMorgan Chase & Co.(3)	31,445	6,692
		27,282

Biotechnology—1.4%
Vertex Pharmaceuticals, Inc.(4)	19,750	9,791
Broadline Retail—3.7%
Alibaba Group Holding Ltd. Sponsored ADR	21,070	1,661
Amazon.com, Inc.(4)	126,280	23,612
		25,273

Capital Markets—1.0%
Moody’s Corp.	15,365	7,014
Consumer Finance—1.7%
Capital One Financial Corp.	36,505	5,527
Discover Financial Services	43,860	6,315
		11,842

See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Shares	Value

Consumer Staples Distribution & Retail—0.8%
Target Corp.	35,545	$ 5,346
Diversified Telecommunication Services—1.7%
Verizon Communications, Inc.	289,464	11,729
Electric Utilities—1.3%
Exelon Corp.	243,330	9,052
Electrical Equipment—1.7%
Eaton Corp. plc	18,320	5,584
Emerson Electric Co.	50,715	5,939
		11,523

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp. Class A	35,430	2,277
Financial Services—0.5%
Mastercard, Inc. Class A	7,985	3,703
Healthcare Equipment & Supplies—1.8%
Boston Scientific Corp.(3)(4)	106,865	7,895
Intuitive Surgical, Inc.(4)	9,865	4,386
		12,281

Healthcare Providers & Services—1.5%
McKesson Corp.	5,330	3,289
UnitedHealth Group, Inc.	12,305	7,089
		10,378

Hotels, Restaurants & Leisure—0.4%
Chipotle Mexican Grill, Inc. Class A(3)(4)	44,870	2,437
Industrial Conglomerates—2.4%
3M Co.	61,230	7,810
General Electric Co.(3)	49,735	8,465
		16,275

Insurance—1.1%
Allstate Corp. (The)(3)	46,445	7,948
Interactive Media & Services—3.7%
Alphabet, Inc. Class A(3)	90,810	15,577
Alphabet, Inc. Class C(3)	40,685	7,045
Meta Platforms, Inc. Class A	6,800	3,229
		25,851

Oil, Gas & Consumable Fuels—0.6%
Devon Energy Corp.	93,650	4,404
Pharmaceuticals—1.1%
Eli Lilly & Co.	9,185	7,387
Real Estate Management & Development—0.8%
CBRE Group, Inc. Class A(4)	10,335	1,165
	Shares	Value

Real Estate Management & Development—continued
CoStar Group, Inc.(4)	57,270	$ 4,468
		5,633

Semiconductors & Semiconductor Equipment—6.6%
Broadcom, Inc.	56,000	8,998
Micron Technology, Inc.	38,515	4,230
NVIDIA Corp.	135,375	15,841
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR(3)	54,125	8,974
Texas Instruments, Inc.(3)	37,190	7,580
		45,623

Software—7.0%
Adobe, Inc. (4)	8,950	4,937
Cadence Design Systems, Inc.(3)(4)	22,360	5,985
Datadog, Inc. Class A(4)	22,160	2,580
Microsoft Corp.	78,746	32,944
ServiceNow, Inc.(4)	2,910	2,370
		48,816

Specialized REITs—1.2%
American Tower Corp.	36,930	8,140
Specialty Retail—1.9%
Home Depot, Inc. (The)	16,400	6,038
TJX Cos., Inc. (The)	65,805	7,437
		13,475

Technology Hardware, Storage & Peripherals—5.5%
Apple, Inc.	153,988	34,198
Dell Technologies, Inc. Class C	33,255	3,780
		37,978

Total Common Stocks (Identified Cost $351,574)		391,554

Equity-Linked Notes—6.7%
Banks—2.7%
Barclays Bank plc
1.000%, 2/16/29	4,470,000	4,617
144A 8.000%, 12/30/24(1)(5)	2,750	4,520
BofA Finance LLC
1.000%, 3/25/27(5)	4,455,000	4,931
1.200%, 4/22/27(5)	4,225,000	4,448
		18,516

Financial Services—4.0%
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(5)	4,425,000	5,445
Goldman Sachs Finance Corp.
1.000%, 5/13/27(5)	4,200,000	4,623
1.250%, 6/28/27(5)	6,440,000	7,102
4.000%, 9/28/26(5)	3,260,000	4,029
JPMorgan Chase Financial Co. LLC
1.000%, 3/15/27(5)	2,110,000	2,089

See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
	Shares	Value

Financial Services—continued
1.250%, 3/15/27(5)	4,260,000	$ 4,487
		27,775

Total Equity-Linked Notes (Identified Cost $46,628)		46,291

Total Long-Term Investments—88.4% (Identified Cost $570,501)		613,097

Short-Term Investment—8.2%
Money Market Mutual Fund—8.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.213%)(6)	56,727,934	56,728
Total Short-Term Investment (Identified Cost $56,728)		56,728

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—96.6% (Identified Cost $627,229)		669,825

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $90)	(131)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—96.6% (Identified Cost $627,139)	$669,694
Other assets and liabilities, net—3.4%	23,293
NET ASSETS—100.0%	$692,987
Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities amounted to a value of $59,357 or 8.6% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $34,820.
(4)	Non-income producing.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
United Kingdom	2
Taiwan	1
Cayman Islands	1
Ireland	1
Bermuda	1
Total	100%
† % of total investments, net of written options, as of July 31, 2024.

Open written options contracts as of July 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Allstate Corp. (The)	(116)	$(2,204)	$190.00	08/16/24	$ (3)
Alphabet, Inc.	(468)	(8,892)	190.00	08/16/24	(9)
Alphabet, Inc.	(191)	(3,724)	195.00	08/16/24	(2)
Bank of America Corp.	(1,179)	(5,541)	47.00	08/16/24	(2)
Boston Scientific Corp.	(25)	(213)	85.00	08/16/24	(—) (3)
Cadence Design Systems, Inc.	(112)	(3,584)	320.00	08/16/24	(1)
Chipotle Mexican Grill, Inc.	(216)	(1,188)	55.00	08/16/24	(28)
General Electric Co.	(185)	(3,700)	200.00	08/16/24	(1)
JPMorgan Chase & Co.	(149)	(3,352)	225.00	08/16/24	(4)
Mastercard, Inc.	(40)	(1,980)	495.00	08/16/24	(2)
RTX Corp.	(217)	(2,496)	115.00	08/16/24	(73)
Taiwan Semiconductor Manufacturing Co., Ltd.	(135)	(2,700)	200.00	08/16/24	(2)
Texas Instruments, Inc.	(63)	(1,355)	215.00	08/16/24	(4)
Total Written Options					$(131)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Exchange-traded options.
(3)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 18.
See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$157,592	$ —	$157,592	$ —
Equity Securities:
Convertible Preferred Stocks	17,660	17,660	—	—
Common Stocks	391,554	391,554	—	—
Equity-Linked Notes	46,291	—	4,617	41,674
Money Market Mutual Fund	56,728	56,728	—	—
Total Assets	669,825	465,942	162,209	41,674
Liabilities:
Other Financial Instruments:
Written Options	(131)	(131)	—	—
Total Investments, Net of Written Options	$669,694	$465,811	$162,209	$41,674
There were no transfers into or out of Level 3 related to securities held at July 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2024:	$ 2,209	$ 2,209	$ —
Net realized gain (loss)	(209)	(138)	(71)
Net change in unrealized appreciation (depreciation)(a)	(283)	47	(330)
Purchases	43,437	190	43,247
Sales (b)	(3,480)	(2,308)	(1,172)
Balance as of July 31, 2024	$ 41,674	$ —	$ 41,674
(a) The net change in unrealized appreciation (depreciation) on investments still held at July 31, 2024, was $(330).
(b) Includes paydowns on securities.
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2024
(Reported in thousands except shares and per share amounts)
	AIO	CBH	NCV	NCZ
Assets
Investment in securities at value(1) (2)	$ 857,809	$ 136,661	$ 532,969	$ 408,323
Cash	20,799	5,148	10,752	8,139
Receivables
Investment securities sold	7,140	27,375	1,845	1,422
Dividends and interest	3,249	955	4,739	3,506
Tax reclaims	13	—	—	—
Securities lending income	2	—	17	13
Prepaid Trustees’ retainer	18	5	8	6
Prepaid expenses and other assets (Note 4)	73	46	248	202
Total assets	889,103	170,190	550,578	421,611
Liabilities
Loan Payable (Note 8)	130,000	—	34,000	25,000
Mandatory redeemable preferred shares (Note 9A)	—	—	65,309 (a)	21,738 (b)
Payables
Investment securities purchased	10,591	2,009	4,118	3,102
Collateral on securities loaned (Note 8)	7,615	—	10,000	10,001
Investment advisory fees (Note 4)	874	110	281	215
Loan interest payable (Note 8)	684	—	174	129
Administration and accounting fees	81	16	50	38
Trustee deferred compensation plan (Note 4)	60	33	177	138
Professional fees	39	18	39	38
Dividend distributions	—	—	466	493
Interest on mandatory redeemable preferred shares (Note 9A)	—	—	308	104
Other accrued expenses	4	4	25	21
Total liabilities	149,948	2,190	114,947	61,017
Cumulative Preferred Shares ($25.00 liquidation preference per share applicable to an aggregate of 4,000,000 and 4,360,000 shares issued and outstanding, respectively) (Note 12)	—	—	100,000	109,000
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets Applicable to Common Shareholders	$ 739,155	$ 168,000	$ 335,631	$ 251,594
Net Assets Applicable to Common Shareholders Consist of:
Common shares par value ($0.00001 per share)	$ —(c)	$ —(c)	$ 1	$ 1
Capital paid in on shares of beneficial interest	627,107	177,530	649,451	496,847
Total distributable earnings (accumulated losses)	112,048	(9,530)	(313,821)	(245,254)
Net Assets Applicable to Common Shareholders	$ 739,155	$ 168,000	$ 335,631	$ 251,594
Common Shares Issued and Outstanding	34,340,972	18,263,597	90,373,569	76,115,749
Net Asset Value Per Common Share(d)	$ 21.52	$ 9.20	$ 3.71	$ 3.31
(1) Investment in securities at cost	$ 755,950	$ 136,972	$ 529,210	$ 404,492
(2) Market value of securities on loan	$ 31,763	$ —	$ 42,443	$ 33,783

(a)	Liquidation preference $66,000, net of deferred offering costs of $691.
(b)	Liquidation preference $22,000, net of deferred offering costs of $262.
(c)	Amount is less than $500 (not in thousands).
(d)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
July 31, 2024
(Reported in thousands except shares and per share amounts)
	ACV	NFJ	NIE
Assets
Investment in securities at value(1)	$ 319,397	$ 1,357,756	$ 669,825
Cash	9,221	20,295	22,305
Deposits with broker for written options	19	—	82
Receivables
Investment securities sold	1,182	1,136	1,360
Dividends and interest	1,722	1,832	1,269
Tax reclaims	—	58	—
Prepaid Trustees’ retainer	5	33	17
Prepaid expenses and other assets (Note 4)	76	379	173
Total assets	331,622	1,381,489	695,031
Liabilities
Loan Payable (Note 9B and 10)	75,000	—	—
Mandatory redeemable preferred shares (Note 9A)	30,000	—	—
Written options at value (Note 3)(2)	24	1,431	131
Payables
Investment securities purchased	1,277	1,496	1,101
Loan interest payable (Note 9B and 10)	958	—	—
Investment advisory fees (Note 4)	260	926	542
Interest on mandatory redeemable preferred shares (Note 9A)	107	—	—
Trustee deferred compensation plan (Note 4)	62	338	160
Professional fees	35	43	38
Administration and accounting fees	31	124	64
Dividend distributions	— (a)	—	—
Transfer agent fees and expenses	—	—	1
Other accrued expenses	2	30	7
Total liabilities	107,756	4,388	2,044
Commitments and contingencies (Note 4D)	—	—	—
Net Assets Applicable to Common Shareholders	$ 223,866	$ 1,377,101	$ 692,987
Net Assets Applicable to Common Shareholders Consist of:
Common shares par value ($0.00001 per share)	$ —(a)	$ 1	$ —(a)
Capital paid in on shares of beneficial interest	229,773	1,276,956	645,892
Total distributable earnings (accumulated losses)	(5,907)	100,144	47,095
Net Assets Applicable to Common Shareholders	$ 223,866	$ 1,377,101	$ 692,987
Common Shares Issued and Outstanding	10,374,036	94,801,581	27,708,965
Net Asset Value Per Common Share(b)	$ 21.58	$ 14.53	$ 25.01
(1) Investment in securities at cost	$ 309,839	$ 1,265,732	$ 627,229
(2) Written options premiums received	$ 17	$ 637	$ 90

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED July 31, 2024
($ reported in thousands)
	AIO	CBH	NCV	NCZ
Investment Income
Interest	$ 6,841	$ 5,551	$ 10,812	$ 8,051
Dividends	2,529	342	1,113	832
Security lending, net of fees	74	—	67	47
Foreign taxes withheld	(22)	—	—	—
Total investment income	9,422	5,893	11,992	8,930
Expenses
Investment advisory fees	5,406	627	1,855	1,412
Administration and accounting fees	463	93	282	215
Printing fees and expenses	126	11	25	21
Professional fees	35	11	33	32
Trustees’ fees and expenses	27	5	14	10
Transfer agent fees and expenses	6	5	12	10
Miscellaneous expenses	35	22	78	69
Total expenses before interest expense	6,098	774	2,299	1,769
Interest on mandatory redeemable preferred shares and amortization of deferred offering costs on preferred shares (Note 9A)	—	—	2,036	685
Loan interest (Note 8)	3,890	39	1,017	748
Total expenses after interest expense	9,988	813	5,352	3,202
Less expenses reimbursed and/or waived by investment adviser (Note 4D)	(361)	—	(217)	(160)
Plus expenses recaptured (Note 4D)	—	10	—	—
Net expenses	9,627	823	5,135	3,042
Net investment income (loss)	(205)	5,070	6,857	5,888
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	42,684	(4,056)	4,462	3,650
Payment by affiliate (Note 4D)	15	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	19,830	3,962	12,722	9,889
Net realized and unrealized gain (loss) on investments	62,529	(94)	17,184	13,539
Dividends on cumulative preferred shares from net investment income	—	—	(2,797)	(2,981)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	$62,324	$ 4,976	$21,244	$16,446
See Notes to Financial Statements

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED July 31, 2024
($ reported in thousands)
	ACV	NFJ	NIE
Investment Income
Interest	$ 3,756	$ 2,516	$ 2,412
Dividends	1,318	14,499	4,549
Foreign taxes withheld	(3)	(83)	(16)
Total investment income	5,071	16,932	6,945
Expenses
Investment advisory fees	1,628	6,084	3,422
Administration and accounting fees	175	728	370
Printing fees and expenses	46	133	68
Professional fees	31	44	36
Transfer agent fees and expenses	10	5	6
Trustees’ fees and expenses	9	52	26
Miscellaneous expenses	43	74	30
Total expenses before interest expense	1,942	7,120	3,958
Interest on mandatory redeemable preferred shares (Note 9A)	647	—	—
Loan interest (Note 9B and 10)	1,787	—	—
Total expenses after interest expense	4,376	7,120	3,958
Less expenses reimbursed and/or waived by investment adviser (Note 4D)	(114)	(631)	(296)
Net expenses	4,262	6,489	3,662
Net investment income (loss)	809	10,443	3,283
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	12,961	15,653	33,607
Foreign currency transactions	—	(4)	—
Written options	6	157	44
Net change in unrealized appreciation (depreciation) on:
Investments	4,996	56,757	23,840
Written options	(10)	(707)	(55)
Net realized and unrealized gain (loss) on investments	17,953	71,856	57,436
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	$18,762	$82,299	$60,719
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	AIO		CBH
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$ (205)	$ (1,145)	$ 5,070	$ 7,350
Net realized gain (loss)	42,684	30,207	(4,056)	(4,741)
Net increase from payment by affiliate	15	—	—	—
Net change in unrealized appreciation (depreciation)	19,830	56,367	3,962	3,935
Increase (decrease) in net assets resulting from operations	62,324	85,429	4,976	6,544
From Dividends and Distributions to Common Shareholders
Net investment income and net realized gains	(30,907) (1)	(17,085)	(2,813) (1)	(9,237)
Return of capital	—	(44,729)	—	(845)
Dividends and Distributions to Common Shareholders	(30,907)	(61,814)	(2,813)	(10,082)
Net increase (decrease) in net assets	31,417	23,615	2,163	(3,538)
Net Assets
Beginning of period	707,738	684,123	165,837	169,375
End of period	$739,155	$707,738	$168,000	$165,837

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NCV		NCZ
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$ 6,857	$ 13,007	$ 5,888	$ 11,291
Net realized gain (loss)	4,462	(35,798)	3,650	(27,826)
Net change in unrealized appreciation (depreciation)	12,722	31,239	9,889	23,920
Increase (decrease) in net assets resulting from operations	24,041	8,448	19,427	7,385
Dividends on Cumulative Preferred Shares from Net Investment Income	(2,797)	(5,625)	(2,981)	(5,995)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	21,244	2,823	16,446	1,390
From Dividends and Distributions to Common Shareholders
Net investment income and net realized gains	(18,436) (1)	(5,571)	(13,701) (1)	(3,798)
Return of capital	—	(32,838)	—	(24,745)
Dividends and Distributions to Common Shareholders	(18,436)	(38,409)	(13,701)	(28,543)
Net increase (decrease) in net assets	2,808	(35,586)	2,745	(27,153)
Net Assets
Beginning of period	332,823	368,409	248,849	276,002
End of period	$335,631	$332,823	$251,594	$248,849

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	ACV		NFJ
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$ 809	$ 195	$ 10,443	$ 18,225
Net realized gain (loss)	12,967	(8,499)	15,806	115,717
Net change in unrealized appreciation (depreciation)	4,986	26,908	56,050	(38,456)
Increase (decrease) in net assets resulting from operations	18,762	18,604	82,299	95,486
From Dividends and Distributions to Common Shareholders
Net investment income and net realized gains	(11,201) (1)	—	(53,089) (1)	(92,906)
Return of capital	—	(22,389)	—	—
Dividends and Distributions to Common Shareholders	(11,201)	(22,389)	(53,089)	(92,906)
From Capital Share Transactions
Reinvestment of distributions resulting in the issuance of common stock (ACV: 6,844 and 4,238 shares, respectively; NFJ: 0 and 0 shares, respectively)	148	89	—	—
Increase (decrease) in net assets from capital transactions	148	89	—	—
Net increase (decrease) in net assets	7,709	(3,696)	29,210	2,580
Net Assets
Beginning of period	216,157	219,853	1,347,891	1,345,311
End of period	$223,866	$216,157	$1,377,101	$1,347,891

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NIE
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$ 3,283	$ 4,907
Net realized gain (loss)	33,651	15,791
Net change in unrealized appreciation (depreciation)	23,785	73,053
Increase (decrease) in net assets resulting from operations	60,719	93,751
From Dividends and Distributions to Common Shareholders
Net investment income and net realized gains	(27,709) (1)	(30,712)
Return of capital	—	(24,706)
Dividends and Distributions to Common Shareholders	(27,709)	(55,418)
Net increase (decrease) in net assets	33,010	38,333
Net Assets
Beginning of period	659,977	621,644
End of period	$692,987	$659,977

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

STATEMENTS OF CASH FLOWS (Unaudited)
SIX MONTHS ENDED July 31, 2024
($ reported in thousands)
	AIO	NCV	NCZ	ACV
Increase (Decrease) in cash
Cash Flows provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$ 62,324	$ 21,244	$ 16,446	$ 18,762
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	397,672	338,264	263,545	250,444
(Increase) Decrease in investment securities sold receivable	(7,140)	1,104	859	1,430
Purchases of long-term investments	(361,946)	(299,867)	(233,839)	(220,361)
Increase (Decrease) in investment securities purchased payable	8,429	(5,734)	(4,391)	(4,157)
Net (purchases) or sales of short-term investments	(9,131)	(22,738)	(17,868)	(16,513)
Net purchases or (sales) in written options	—	—	—	(3)
Net change in unrealized (appreciation)/depreciation on long-term investments	(19,830)	(12,722)	(9,889)	(4,996)
Net change in unrealized (appreciation)/depreciation on written options	—	—	—	10
Net realized (gain)/loss on investments	(42,684)	(4,462)	(3,650)	(12,961)
Net realized (gain)/loss from written options	—	—	—	(6)
Amortization of premium and accretion of discounts on investments	(1,016)	(1,319)	(1,023)	(686)
Amortization of deferred offering costs on mandatory redeemable preferred shares	—	82	35	—
(Increase) Decrease in dividends and interest receivable	(353)	182	155	(320)
(Increase) Decrease in security lending receivable	23	(9)	(6)	—
(Increase) Decrease in prepaid expenses and other assets	(13)	(71)	(64)	(14)
(Increase) Decrease in prepaid trustees’ retainer	(2)	—	(1)	—
Increase (Decrease) in loan interest payable	(144)	(166)	(122)	(5)
Increase (Decrease) in payable for collateral securities on loan	5,135	156	1,297	—
Increase (Decrease) in affiliated expenses payable	44	(40)	(39)	(11)
Increase (Decrease) in non-affiliated expenses payable	(67)	(48)	(45)	(46)
Increase (Decrease) in interest payable on mandatory redeemable preferred shares	—	(11)	(4)	(3)
Cash provided by (used for) operating activities	31,301	13,845	11,396	10,564
Cash provided (used for) financing activities:
Cash distributions paid to shareholders	(30,907)	(18,451)	(13,717)	(11,053)
Cash provided (used for) financing activities:	(30,907)	(18,451)	(13,717)	(11,053)
Net increase/decrease in cash
Net increase (decrease) in cash	394	(4,606)	(2,321)	(489)
Restricted and unrestricted cash at beginning of period	20,405	15,358	10,460	9,729
Restricted and unrestricted cash at end of period	$ 20,799	$ 10,752	$ 8,139	$ 9,240
Supplemental cash flow information:
Cash paid during the period for interest expense on loan payable	$ 4,034	$ 1,183	$ 870	$ 1792
Cash paid during the period for interest to mandatory redeemable preferred shares	$ —	$ 2,036	$ 685	$ 650
Reinvestment of dividends and distributions	$ —	$ —	$ —	$ 148

Reconciliation of restricted and unrestricted cash at the end of period to the statement of assets and liabilities
Cash	$ 20,799	$ 10,752	$ 8,139	$ 9,221
Deposits with broker for written options	—	—	—	19
	$ 20,799	$ 10,752	$ 8,139	$ 9,240
See Notes to Financial Statements

ARTIFICIAL INTELLIGENCE & TECHNOLOGY OPPORTUNITIES FUND (AIO)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,		Fiscal Period March 1, 2021 to January 31, 2022 (1)	Year Ended February 28, 2021	From Inception October 31, 2019(2) to February 29, 2020
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$ 20.61	$ 19.92	$ 24.18	$ 29.20	$ 19.89	$ 20.00
Income (loss) from investment operations:
Net investment income (loss)(3)	(0.01)	(0.03)	(0.01)	(0.18)	(0.08)	(0.01)
Net realized and unrealized gain (loss)	1.82	2.52	(2.45)	0.01	11.88	0.23
Payment from affiliate	— (4)	—	—	—	—	—
Total from investment operations	1.81	2.49	(2.46)	(0.17)	11.80	0.22
Dividends and Distributions to Shareholders:
Net investment income	(0.90)	(0.50)	(1.39)	(1.40)	—	—
Net realized gains	—	—	—	(3.45)	(2.49)	(0.33)
Return of capital	—	(1.30)	(0.41)	—	—	—
Total dividends and distributions to shareholders	(0.90)	(1.80)	(1.80)	(4.85)	(2.49)	(0.33)
Net asset value, end of period	$ 21.52	$ 20.61	$ 19.92	$ 24.18	$ 29.20	$ 19.89
Market value, end of period	$ 21.29	$ 18.68	$ 17.42	$ 23.58	$ 27.41	$ 17.72
Total return, net asset value(5), (6)	8.84% (7)	13.56%	(10.03)%	(1.85)%	—% (8)	—% (8)
Total return, market value(5), (6)	19.11% (7)	18.84%	(18.42)%	2.75%	71.09%	(9.92)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(9), (10)	2.62%	2.71%	2.04%	1.47% (11), (12)	1.42% (11)	1.34% (12)
Ratio of total expenses after interest expense to average net assets(9)	2.72%	2.82%	2.17%	1.56% (11), (12)	1.43% (11)	1.34% (12)
Ratio of net investment income (loss) to average net assets(9)	(0.06)%	(0.17)%	(0.04)%	(0.66)% (11), (12)	(0.33)% (11)	(0.15)% (12)
Portfolio turnover rate(5)	43%	75%	53%	53%	103%	56%
Net assets, end of period (000’s)	$739,155	$707,738	$684,123	$ 830,479	$1,002,838	$682,816
Loan payable, end of period (000’s)	$130,000	$130,000	$130,000	$ 30,000	$ 30,000	$ 30,000
Asset coverage, per $1,000 principal amount of loan payable	$ 6,686	$ 6,444	$ 6,262	$ 28,683	$ 34,428	$ 23,761

(1)	The Fund had a fiscal year end change from February 28 to January 31.
(2)	Commencement of operations.
(3)	Calculated using average shares outstanding.
(4)	Amount is less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(7)	Payment from affiliate had no impact on total return.
(8)	Return not disclosed.
(9)	Annualized for periods less than one year.
(10)	Ratio of net expenses, before interest expense, was 1.56%, 1.58%, 1.55%, 1.43%, 1.40% and 1.34% for the six months ended July 31, 2024, years ended January 31, 2024 and 2023, period ended January 31, 2022, year ended February 28, 2021 and period ended February 29, 2020, respectively.
(11)	Inclusive of excise tax expense of 0.06%(4) and 0.05% for the period ended January 31, 2022 and year ended February 28, 2021.
(12)	Certain expenses incurred by the Fund were not annualized.
See Notes to Financial Statements

CONVERTIBLE & INCOME 2024 TARGET TERM FUND (CBH)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,		Fiscal Period March 1, 2021 to January 31, 2022 (1)	Year Ended February 28/29
		2024	2023		2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$ 9.08	$ 9.27	$ 9.80	$ 10.71	$ 9.85	$ 9.71	$ 9.79
Income (loss) from investment operations:
Net investment income (loss)(2)	0.28	0.40	0.27	0.25	0.41	0.43	0.48
Net realized and unrealized gain (loss)	(0.01)	(0.04)	(0.16)	(0.27)	1.00	0.26	(0.01)
Total from investment operations	0.27	0.36	0.11	(0.02)	1.41	0.69	0.47
Dividends and Distributions to Shareholders:
Net investment income	(0.15)	(0.50)	(0.55)	(0.51)	(0.39)	(0.44)	(0.50)
Net realized gains	—	—	(0.09)	(0.38)	(0.16)	(0.11)	(0.05)
Return of capital	—	(0.05)	—	—	—	—	—
Total dividends and distributions to shareholders	(0.15)	(0.55)	(0.64)	(0.89)	(0.55)	(0.55)	(0.55)
Net asset value, end of period	$ 9.20	$ 9.08	$ 9.27	$ 9.80	$ 10.71	$ 9.85	$ 9.71
Market value, end of period	$ 9.13	$ 8.79	$ 9.00	$ 9.88	$ 10.04	$ 9.14	$ 9.00
Total return, net asset value(3), (4)	3.05%	4.07%	1.40%	(0.28)%	—% (5)	—% (5)	—% (5)
Total return, market value(3), (4)	5.67%	4.02%	(2.18)%	7.33%	16.68%	7.63%	3.72%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(6), (7)	0.99%	3.53%	2.41% (8)	1.62% (8), (9)	1.72% (8)	2.38% (8)	2.60% (8)
Ratio of total expenses after interest expense to average net assets(6)	0.98%	3.57%	2.48% (8)	1.72% (8), (9)	1.73% (8)	2.38% (8)	2.60% (8)
Ratio of net investment income (loss) to average net assets(6)	6.11%	4.42%	2.91% (8)	2.58% (8), (9)	4.24% (8)	4.34% (8)	4.94% (8)
Portfolio turnover rate(3)	28%	48%	18%	56%	101%	86%	116%
Net assets, end of period (000’s)	$168,000	$165,837	$169,375	$ 178,998	$195,606	$179,907	$177,319
Loan payable, end of period (000’s)	$ —	$ 19,700	$ 69,700	$ 69,700	$ 69,700	$ 69,700	$ 69,700
Asset coverage, per $1,000 principal amount of loan payable	$ —	$ 9,418	$ 3,430	$ 3,568	$ 3,806	$ 3,581	$ 3,544

(1)	The Fund had a fiscal year end change from February 28 to January 31.
(2)	Calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Return not disclosed.
(6)	Annualized for periods less than one year.
(7)	Ratio of net expenses, before interest expense, was 0.95%, 1.23%, 1.30%, 1.37%, 1.33%, 1.31% and 1.36% for the six months ended July 31, 2024, years ended January 31, 2024 and 2023, period ended January 31, 2022, years ended February 28/29, 2021, 2020 and 2019, respectively.
(8)	Inclusive of excise tax expense of 0.06%, 0.15%(6), 0.08%, 0.07% and 0.08% for the year ended January 31, 2023, period ended January 31, 2022, years ended February 28/29, 2021, 2020 and 2019, respectively.
(9)	Certain expenses incurred by the Fund were not annualized.
See Notes to Financial Statements

CONVERTIBLE & INCOME FUND (NCV)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,		Fiscal Period March 1, 2021 to January 31, 2022 (1)	Year Ended February 28/29
		2024	2023		2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$ 3.68	$ 4.08	$ 5.55	$ 6.46	$ 5.33	$ 5.61	$ 6.54
Income (loss) from investment operations:
Net investment income (loss)(2)	0.08	0.14	0.19	0.21	0.37	0.52	0.56
Net realized and unrealized gain (loss)	0.18	(0.05)	(1.09)	(0.59)	1.35	(0.02)	(0.64)
Total from investment operations	0.26	0.09	(0.90)	(0.38)	1.72	0.50	(0.08)
Dividends on Preferred Shares from Net Investment Income:	(0.03)	(0.06)	(0.11)	(0.06)	(0.07)	(0.14)	(0.12)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.23	0.03	(1.01)	(0.44)	1.65	0.36	(0.20)
Dividends and Distributions to Shareholders:
Net investment income	(0.20)	(0.07)	(0.11)	(0.16)	(0.31)	(0.42)	(0.50)
Return of capital	—	(0.36)	(0.40)	(0.31)	(0.21)	(0.22)	(0.28)
Total dividends and distributions to shareholders	(0.20)	(0.43)	(0.51)	(0.47)	(0.52)	(0.64)	(0.78)
Preferred Shares Transactions:
Accretion to net asset value, resulting from tender offer of Auction-Rate Preferred shares	—	—	0.05	—	—	—	0.09
Capital change resulting from issuance of Cumulative Preferred Shares and related offering costs	—	—	—	—	—	—	(0.04)
Net asset value, end of period	$ 3.71	$ 3.68	$ 4.08	$ 5.55	$ 6.46	$ 5.33	$ 5.61
Market value, end of period	$ 3.44	$ 3.28	$ 3.96	$ 5.31	$ 5.68	$ 5.10	$ 6.24
Total return, net asset value(3), (4)	6.51%	0.98%	(17.30)%	(7.41)%	—% (5)	—% (5)	—% (5)
Total return, market value(3), (4)	11.50%	(6.04)%	(15.20)%	1.14%	24.29%	(8.51)%	2.00%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(6), (7), (8)	3.10%	3.41%	2.08% (9)	1.39%	1.45%	1.53%	1.56% (9)
Ratio of total expenses after interest expense to average net assets(6), (7)	3.23%	3.54%	2.27% (9)	1.55%	1.48%	1.53%	1.56% (9)
Ratio of net investment income (loss) to average net assets(6), (7)	4.14%	3.83%	4.38%	3.69%	7.04%	9.30%	9.22%
Portfolio turnover rate(3)	59%	107%	71%	54%	73%	35%	41%
Net assets, end of period (000’s)	$335,631	$332,823	$368,409	$501,250	$583,944	$481,633	$502,648
Loan payable, end of period (000’s)	$ 34,000	$ 34,000	$170,000	$ 28,852	$ 28,852	$ 28,852	$ 28,852
Mandatory redeemable preferred shares, end of period (000’s)	$ 66,000	$ 66,000	$ —	$ —	$ —	$ —	$ —
Asset coverage, per $1,000 principal amount of loan payable(10)	$ 15,754	$ 15,671	$ 3,755	$ 29,578	$ 32,444	$ 28,898	$ 29,627
Asset coverage, per $25 liquidation preference per share of cumulative preferred shares and mandatory redeemable preferred shares(11)	$ 67	$ 67	$ 59	$ 61	$ 70	$ 62	$ 64
Asset coverage per $25,000 liquidation preference per share of auction-rate preferred shares	N/A	N/A	N/A	$ 60,587	$ 70,027	$ 62,132	$ 63,572
Cumulative Preferred shares average market value(12)	$ 22.22	$ 21.46	$ 23.64	$ 24.23	$ 25.91	$ 25.81	$ 24.46

(1)	The Fund had a fiscal year end change from February 28 to January 31.
(2)	Calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Return not disclosed.
(6)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to average net assets of common shareholders.
(7)	Annualized for periods less than one year.
(8)	Ratio of net expenses, before interest expense and auction agent fees and commissions, was 1.26%, 1.30%, 1.46%, 1.31%, 1.35%, 1.33% and 1.34% for the six months period ended July 31, 2024, years ended January 31, 2024 and 2023, period ended January 31, 2022, years ended February 28/29, 2021, 2020 and 2019, respectively.
(9)	Inclusive of tender offer expenses of 0.03% each for the years ended January 31, 2023 and February 28, 2019.
See Notes to Financial Statements

CONVERTIBLE & INCOME FUND (NCV)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
(10)	Represents value of net assets applicable to common stock plus the loan payable, cumulative preferred shares, and mandatory redeemable preferred shares (cumulatively, “total borrowings”) at the end of the period divided by the loan payable at the end of the period multiplied by $1,000.
(11)	Represents value of net assets applicable to common stock plus total borrowings at the end of the period divided by the total borrowings at the end of the period multiplied by $25.
(12)	Based on daily closing market prices.
See Notes to Financial Statements

CONVERTIBLE & INCOME FUND II (NCZ)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,		Fiscal Period March 1, 2021 to January 31, 2022 (1)	Year Ended February 28/29
		2024	2023		2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$ 3.27	$ 3.63	$ 4.96	$ 5.79	$ 4.79	$ 5.03	$ 5.87
Income (loss) from investment operations:
Net investment income (loss)(2)	0.08	0.15	0.18	0.19	0.34	0.48	0.50
Net realized and unrealized gain (loss)	0.18	(0.05)	(0.98)	(0.54)	1.20	(0.03)	(0.57)
Total from investment operations	0.26	0.10	(0.80)	(0.35)	1.54	0.45	(0.07)
Dividends on Preferred Shares from Net Investment Income:	(0.04)	(0.08)	(0.12)	(0.07)	(0.08)	(0.14)	(0.12)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.22	0.02	(0.92)	(0.42)	1.46	0.31	(0.19)
Dividends and Distributions to Shareholders:
Net investment income	(0.18)	(0.05)	(0.08)	(0.12)	(0.27)	(0.36)	(0.45)
Return of capital	—	(0.33)	(0.37)	(0.29)	(0.19)	(0.19)	(0.24)
Total dividends and distributions to shareholders	(0.18)	(0.38)	(0.45)	(0.41)	(0.46)	(0.55)	(0.69)
Preferred Shares Transactions:
Accretion to net asset value, resulting from tender offer of Auction-Rate Preferred shares	—	—	0.04	—	—	—	0.09
Capital change resulting from issuance of Cumulative Preferred Shares and related offering costs	—	—	—	—	—	—	(0.05)
Net asset value, end of period	$ 3.31	$ 3.27	$ 3.63	$ 4.96	$ 5.79	$ 4.79	$ 5.03
Market value, end of period	$ 2.97	$ 2.88	$ 3.33	$ 4.62	$ 5.01	$ 4.54	$ 5.44
Total return, net asset value(3), (4)	6.90%	0.76%	(17.84)%	(7.95)%	—% (5)	—% (5)	—% (5)
Total return, market value(3), (4)	9.61%	(1.94)%	(17.85)%	(0.19)%	22.81%	(6.98)%	1.14%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(6), (7), (8)	2.45%	2.74%	2.00% (9)	1.40%	1.44%	1.41%	1.53% (9)
Ratio of total expenses after interest expense to average net assets(6), (7)	2.58%	2.87%	2.18% (9)	1.55%	1.47%	1.41%	1.53% (9)
Ratio of net investment income (loss) to average net assets(6), (7)	4.74%	4.44%	4.57%	3.73%	7.18%	9.48%	9.28%
Portfolio turnover rate(3)	60%	108%	72%	54%	73%	35%	41%
Net assets, end of period (000’s)	$251,594	$248,849	$276,002	$377,882	$440,994	$364,382	$379,901
Loan payable, end of period (000’s)	$ 25,000	$ 25,000	$ 95,000	$ —	$ —	$ —	$ —
Mandatory redeemable preferred shares, end of period (000’s)	$ 22,000	$ 22,000	$ —	$ —	$ —	$ —	$ —
Asset coverage, per $1,000 principal amount of loan payable(10)	$ 16,304	$ 16,194	$ 5,053	$ —	$ —	$ —	$ —
Asset coverage, per $25 liquidation preference per share of cumulative preferred shares and mandatory redeemable preferred shares(11)	$ 65	$ 65	$ 59	$ 60	$ 65	$ 58	$ 60
Asset coverage per $25,000 liquidation preference per share of auction-rate preferred shares	N/A	N/A	N/A	$ 59,793	$ 65,454	$ 58,421	$ 59,845
Cumulative Preferred shares average market value(12)	$ 20.97	$ 21.08	$ 23.53	$ 23.92	$ 25.64	$ 25.39	$ 24.04

(1)	The Fund had a fiscal year end change from February 28 to January 31.
(2)	Calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Return not disclosed.
(6)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to average net assets of common shareholders.
(7)	Annualized for periods less than one year.
(8)	Ratio of net expenses, before interest expense and auction agent fees and commissions, was 1.33%, 1.33%, 1.36%, 1.53%, 1.35%, 1.39%, 1.36%, 1.39% and 1.24% for the six months period ended July 31, 2024, years ended January 31, 2024 and 2023, period ended January 31, 2022, years ended February 28/29, 2021, 2020 and 2019, respectively.
(9)	Inclusive of tender offer expenses of 0.04% each for the years ended January 31, 2023 and February 28, 2019.
(10)	Represents value of net assets applicable to common stock plus the loan payable, cumulative preferred shares, and mandatory redeemable preferred shares (cumulatively, “total borrowings”) at the end of the period divided by the loan payable at the end of the period multiplied by $1,000.
See Notes to Financial Statements

CONVERTIBLE & INCOME FUND II (NCZ)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
(11)	Represents value of net assets applicable to common stock plus total borrowings at the end of the period divided by the total borrowings at the end of the period multiplied by $25.
(12)	Based on daily closing market prices.
See Notes to Financial Statements

DIVERSIFIED INCOME & CONVERTIBLE FUND (ACV)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$ 20.85	$ 21.22	$ 27.25	$ 35.15	$ 24.81	$ 22.05
Income (loss) from investment operations:
Net investment income (loss)(1)	0.08	0.02	(0.02)	(0.17)	0.01	0.11
Net realized and unrealized gain (loss)	1.73	1.77	(3.65)	0.09	12.71	4.65
Total from investment operations	1.81	1.79	(3.67)	(0.08)	12.72	4.76
Dividends and Distributions to Common Shareholders:
Net investment income	(1.08)	—	(2.16)	(2.02)	(1.19)	(0.42)
Net realized gains	—	—	(0.20)	(5.80)	(1.19)	(1.58)
Return of capital	—	(2.16)	—	—	—	—
Total dividends and distributions to common shareholders	(1.08)	(2.16)	(2.36)	(7.82)	(2.38)	(2.00)
Net asset value, end of period	$ 21.58	$ 20.85	$ 21.22	$ 27.25	$ 35.15	$ 24.81(2)
Market value, end of period	$ 20.81	$ 22.44	$ 22.62	$ 27.75	$ 32.25	$ 25.22
Total return, net asset value(3), (4)	8.96%	9.20%	(13.45)%	(2.32)%	—% (5)	—% (5)
Total return, market value(3), (4)	(2.49)%	10.61%	(9.06)%	7.46%	40.11%	29.04%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(6), (7)	3.85%	3.95%	3.36%	2.47% (8)	2.84% (8)	3.32%
Ratio of total expenses after interest expense to average net assets(6)	3.96%	4.06%	3.49%	2.55% (8)	2.84% (8)	3.32%
Ratio of net investment income (loss) to average net assets(6)	0.73%	0.09%	(0.07)%	(0.48)% (8)	0.05% (8)	0.47%
Portfolio turnover rate(3)	71%	119%	94%	108%	128%	120%
Net assets, end of period (000’s)	$223,866	$216,157	$219,853	$282,348	$363,899	$256,724
Loan payable, end of period (000’s)	$ 75,000	$ 75,000	$ 75,000	$ 75,000	$ 75,000	$ 75,000
Mandatory redeemable preferred shares, end of period (000’s)	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000
Asset coverage, per $1,000 principal amount of loan payable(9)	$ 4,385	$ 4,282	$ 4,331	$ 5,165	$ 6,252	$ 4,823
Asset coverage ratio on total leverage (10)	313%	306%	309%	369%	447%	344%
Asset coverage, per $25 liquidation preference per share of mandatory redeemable preferred shares(11)	$ 78	$ 76	$ 77	$ 92	$ 112	$ 86

(1)	Calculated using average shares outstanding.
(2)	Payment from affiliate increased the net asset value by less than $0.01.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Return not disclosed.
(6)	Annualized for periods less than one year.
(7)	Ratio of net expenses, before interest expense to average net assets was 2.23%, 2.28%, 2.17%, 1.85%, 2.03%, and 2.14% for the six months period ended July 31, 2024, years ended January 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(8)	Inclusive of excise tax expense of 0.04% and 0.05% for the years ended January 31, 2022 and 2021, respectively.
(9)	Represents value of net assets applicable to common stock plus the loan payable and mandatory redeemable preferred shares at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
(10)	Represents value of net assets applicable to common stock plus the loan payable and mandatory redeemable preferred shares at the end of the period divided by the loan payable and mandatory redeemable preferred shares at the end of the period.
(11)	Represents value of net assets applicable to common stock plus the loan payable and mandatory redeemable preferred shares at the end of the period divided by the loan payable and mandatory redeemable preferred shares at the end of the period multiplied by $25.
See Notes to Financial Statements

DIVIDEND, INTEREST & PREMIUM STRATEGY FUND (NFJ)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2019
PER SHARE DATA:
Net asset value, beginning of period	$ 14.22	$ 14.19	$ 16.33	$ 15.21	$ 14.34	$ 13.52
Income (loss) from investment operations:
Net investment income (loss)(1)	0.11	0.19	0.08	0.05	0.13	0.24
Net realized and unrealized gain (loss)	0.76	0.82	(1.22)	1.97	1.64	1.48
Total from investment operations	0.87	1.01	(1.14)	2.02	1.77	1.72
Dividends and Distributions to Shareholders:
Net investment income	(0.56)	(0.98)	(0.98)	(0.90)	(0.13)	(0.26)
Net realized gains	—	—	(0.02)	—	(0.48)	(0.64)
Return of capital	—	—	—	—	(0.29)	—
Total dividends and distributions to shareholders	(0.56)	(0.98)	(1.00)	(0.90)	(0.90)	(0.90)
Net asset value, end of period	$ 14.53	$ 14.22	$ 14.19	$ 16.33	$ 15.21	$ 14.34
Market value, end of period	$ 12.71	$ 12.18	$ 12.31	$ 14.73	$ 13.28	$ 13.09
Total return, net asset value(2), (3)	6.24%	7.60%	(6.71)%	13.39%	—% (4)	—% (4)
Total return, market value(2), (3)	9.10%	7.37%	(9.24)%	17.77%	9.71%	18.17%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(5)	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of total expenses to average net assets(5)	1.05%	1.06%	1.08%	1.06%	0.96%	0.96%
Ratio of net investment income (loss) to average net assets(5)	1.54%	1.39%	0.58%	0.28%	0.94%	1.73%
Portfolio turnover rate(2)	34%	102%	60%	63%	104%	76%
Net assets, end of period (000’s)	$1,377,101	$1,347,891	$1,345,311	$1,548,372	$1,441,666	$1,359,815

(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(4)	Return not disclosed.
(5)	Annualized for periods less than one year.
See Notes to Financial Statements

EQUITY & CONVERTIBLE INCOME FUND (NIE)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$ 23.82	$ 22.43	$ 30.32	$ 30.91	$ 24.89	$ 22.53
Income (loss) from investment operations:
Net investment income (loss)(1)	0.12	0.18	0.11	(0.09)	0.06	0.18
Net realized and unrealized gain (loss)	2.07	3.21	(4.02)	2.77	7.48	3.70
Total from investment operations	2.19	3.39	(3.91)	2.68	7.54	3.88
Dividends and Distributions to Shareholders:
Net investment income	(1.00)	(1.11)	(2.00)	(1.52)	(0.09)	(0.20)
Net realized gains	—	—	(1.98)	(1.75)	(1.43)	(1.32)
Return of capital	—	(0.89)	—	—	—	—
Total dividends and distributions to shareholders	(1.00)	(2.00)	(3.98)	(3.27)	(1.52)	(1.52)
Net asset value, end of period	$ 25.01	$ 23.82	$ 22.43	$ 30.32	$ 30.91	$ 24.89(2)
Market value, end of period	$ 22.55	$ 21.33	$ 20.28	$ 27.33	$ 27.78	$ 23.14
Total return, net asset value(3), (4)	9.32%	16.05%	(12.54)%	8.22%	—% (5)	—% (5)
Total return, market value(3), (4)	10.36%	15.95%	(10.96)%	9.80%	28.21%	20.83%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(6)	1.07%	1.07%	1.07%	1.12% (7)	1.07%	1.07%
Ratio of total expenses to average net assets(6)	1.16%	1.17%	1.18%	1.22% (7)	1.07%	1.07%
Ratio of net investment income (loss) to average net assets(6)	0.96%	0.78%	0.41%	(0.28)% (7)	0.24%	0.74%
Portfolio turnover rate(3)	72%	104%	76%	71%	85%	50%
Net assets, end of period (000’s)	$692,987	$659,977	$621,644	$840,257	$856,449	$689,650

(1)	Calculated using average shares outstanding.
(2)	Payment from affiliate increased the net asset value by less than $0.01.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Return not disclosed.
(6)	Annualized for periods less than one year.
(7)	Inclusive of excise tax expense of 0.05% for the years ended January 31, 2022.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2024
Note 1. Organization
Artificial Intelligence & Technology Opportunities Fund (AIO), Convertible & Income 2024 Target Term Fund (CBH), Convertible & Income Fund (NCV), Convertible & Income Fund II (NCZ), Diversified Income & Convertible Fund (ACV), Dividend, Interest & Premium Strategy Fund (NFJ), and Equity & Convertible Income Fund (NIE) (each, a “Fund” and, collectively, the “Funds”), were organized as Massachusetts business trusts on May 24, 2019, March 21, 2017, January 17, 2003, April 22, 2003, March 10, 2015, December 12, 2006, and August 20, 2003, respectively. The Funds are each organized and registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder. The Funds’ investment objectives are outlined in the Manager’s Discussion of Fund Performance pages.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2024
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from Real Estate Investment Trusts (“REITs”) and Master Limited Partnerships (“MLPs”) investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
AIO, CBH, NCV, NCZ and ACV declare distributions on a monthly basis. As announced on June 6, 2024, CBH was terminating effective August 30, 2024 and therefore no longer declares distributions. NFJ and NIE declare distributions on a quarterly basis. Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
AIO and ACV have a Managed Distribution Plan which currently provides for the Funds to make a monthly distribution of $0.15 per share and $0.18 per share, respectively. NIE and NFJ have a Managed Distribution Plan which currently provides for the Funds to make a quarterly distribution of $0.50 per share and $0.305 per share, respectively. Effective with the September 2024 distribution, the NFJ rate was increased to $0.305 per share. Prior to September 1, 2024, the rate for NFJ was $0.28 per share.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Convertible Securities
The Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2024
convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.	Payment-In-Kind Securities
The Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2024
L.	Cash and Cash Equivalents
Cash and cash equivalents include deposits held at financial institutions, and are inclusive of dollar denominated cash, foreign currency, and deposit with brokers for written options.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Options Contracts
The Funds may write (sell) put and call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price.
When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Written options are reported as a liability within “Written options at value.” Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain to the extent of the premium received. If a written call option is exercised, the premium received is recorded as an adjustment to the proceeds from the sale. If a written put option is exercised, the premium reduces the cost basis of the security. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or loss. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the referenced security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the referenced security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the six months ended July 31, 2024, ACV, NFJ and NIE invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at July 31, 2024:

Statement Line Description	Primary Risk	ACV	NFJ	NIE
Liability Derivatives
Written options at value	Equity contracts	$ (24)	$ (1,431)	$ (131)
Total Liabilities		$ (24)	$ (1,431)	$ (131)

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended July 31, 2024:
Statement Line Description	Primary Risk	ACV	NFJ	NIE
Net Realized Gain (Loss) from
Written options	Equity contracts	$ 6	$ 157	$ 44
Total		$ 6	$ 157	$ 44
Net Change in Unrealized Appreciation (Depreciation) on
Written options	Equity contracts	$ (10)	$ (707)	$ (55)
Total		$ (10)	$ (707)	$ (55)

The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Funds for the six months ended July 31, 2024.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2024
	ACV	NFJ	NIE
Written Options(1)	$18	$867	$94
(1) Average premium amount.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (“VIA” or the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily total managed assets of each Fund:

Fund	Advisory Fee
AIO	1.25%
CBH	0.75
NCV	0.70
NCZ	0.70
ACV	1.00
NFJ	0.90
NIE	1.00
AIO and CBH define total managed assets as the total assets of each Fund (including assets attributable to any borrowings, issued debt securities or preferred shares that may be outstanding, reverse repurchase agreements and dollar rolls) minus accrued liabilities (other than liabilities representing borrowings, issued debt securities, reverse repurchase agreements and dollar rolls). NCV and NCZ define total managed assets as the total assets of each Fund (including any assets attributable to any Preferred Shares or other forms of leverage of the Fund that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). ACV defines total managed assets as the total assets of the Fund (including assets attributable to any preferred shares, borrowings, issued debt securities or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). NFJ and NIE define total managed assets as the total assets of each Fund (including assets attributable to any borrowing that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:
Fund	Subadviser
AIO	Voya IM(1)
CBH	Voya IM(1)
NCV	Voya IM(1)
NCZ	Voya IM(1)
ACV	Voya IM(1)
NFJ (Equity and Options Portfolios)	NFJ Investment Group(2)
NFJ (Fixed Income Portfolio)	Voya IM(1)
NIE	Voya IM(1)

(1) Voya Investment Management Co. LLC (“Voya IM”).
(2) NFJ Investment Group, LLC (“NFJ Investment Group”), which is an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exclusions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The reimbursements are accrued daily and received monthly.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2024
Fund	Expense Limitation
AIO	0.09%
CBH	0.19
NCV	0.13
NCZ	0.15
ACV	0.17
NFJ	0.06
NIE	0.07
The exclusions include investment advisory fees paid to VIA, interest, any other fees or expenses relating to financial leverage, preferred shares (such as dividends on preferred shares, auction agent fees and commissions and rating agency fees) or borrowing (such as interest, commitment, amendment and renewal expenses on credit or redemption facilities), taxes, extraordinary, unusual or infrequently occurring expenses (such as litigation), costs related to share offerings, brokerage commissions, expenses incurred in connection with any merger or reorganization, underlying fund expenses and dividend expenses, if any (each expressed as a percentage of average daily net assets attributable to common shares).
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending July 31:

	Expiration
Fund	2025	2026	2027	2028	Total
AIO	$ 461	$ 894	$ 699	$ 361	$ 2,415
CBH	76	117	101	5	299
NCV	453	720	453	217	1,843
NCZ	347	535	334	160	1,376
ACV	123	302	225	114	764
NFJ	803	1,590	1,373	631	4,397
NIE	444	783	613	296	2,136
During the six months ended July 31, 2024, the Adviser recaptured expenses previously waived for the following Funds:
Fund
CBH	$15
E.	Administration Services
Virtus Fund Services, LLC (“VFS”), an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Funds. For the services provided by the administrator under the Administration Agreement, the Funds pay the administrator an asset-based fee calculated on each Fund’s average daily Managed Assets. This fee is calculated daily and paid monthly.
For the six months ended July 31, 2024, the Funds incurred administration fees totaling $2,164 which are included in the Statements of Operations within the line item “Administration and accounting fees”.
F.	Trustees’ Fees
For the six months ended July 31, 2024, the Funds incurred Trustees’ fees totaling $123 which are included in the Statements of Operations within the line item “Trustees’ fees and expenses”.
G.	Payment from Affiliate
During the six months ended July 31, 2024, the AIO Fund was reimbursed $15 by the Adviser for losses incurred due to trade error during the period. There was no impact to the Fund’s total return.
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that is, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended July 31, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2024
I.	Trustee Deferred Compensation Plan
The Trustees do not currently receive any pension or retirement benefits from the Funds. In calendar year 2018 and certain prior periods, the Funds maintained a deferred compensation plan pursuant to which each Independent Trustee had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Independent Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (formerly known as Allianz Funds) and Virtus Strategy Trust (formerly known as Allianz Funds Multi-Strategy Trust) selected by the Independent Trustees from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2019, and all Trustee fees earned with respect to service in calendar years 2019 and 2020 were paid in cash, on a current basis. The Funds still have obligations with respect to Independent Trustee fees deferred in 2018 and in prior periods, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the deferred compensation plan.
Effective March 2021, each Fund provides a new deferred compensation plan (“New Plan”) for its Trustees who receive compensation from the Funds. Under the New Plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Funds, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Prepaid expenses and other assets” in the Statements of Assets and Liabilities at July 31, 2024.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities and written options) during the six months ended July 31, 2024, were as follows:
	Purchases	Sales
AIO	$361,946	$397,672
CBH	39,796	137,012
NCV	299,867	338,264
NCZ	233,839	263,545
ACV	220,361	250,444
NFJ	443,384	481,722
NIE	458,289	545,569
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended July 31, 2024.
Note 6. Federal Income Tax Information
($ reported in thousands)
At July 31, 2024, the approximate aggregate cost basis and unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AIO	$ 757,244	$ 118,190	$ (17,625)	$ 100,565
CBH	137,519	205	(1,063)	(858)
NCV	532,566	35,463	(35,060)	403
NCZ	406,962	27,872	(26,511)	1,361
ACV	311,801	16,267	(8,671)	7,596
ACV (Written options)	(17)	10	(17)	(7)
NFJ	1,267,393	142,891	(52,528)	90,363
NFJ (Written options)	(637)	221	(1,015)	(794)
NIE	633,567	52,496	(16,238)	36,258
NIE (Written options)	(90)	49	(90)	(41)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended January 31, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
CBH	$ 577	$ 5,961

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2024
Fund	Short-Term	Long-Term
NCV	$98,560	$201,001
NCZ	75,504	160,305
ACV	8,381	7,374
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.
Each of AIO, CBH, NCV, NCZ and ACV leverages its portfolio through preferred shares, securities lending, senior secured notes and/or margin loan financing. While leverage presents opportunities for increasing each Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by each Fund would be magnified to the extent each Fund is leveraged.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Note 8. Liquidity Facility and Securities Lending
($ reported in thousands)
AIO, NCV and NCZ have a Master Margin Loan Agreement (the “MMLA”) and a Securities Lending Authorization Agreement (the “SLAA” and together with the MMLA, the “BNY Facilities”) with The Bank of New York (“BNY”). Under the MMLA the Funds pledge their assets as collateral to secure obligations but retain the risks and rewards of the ownership of assets pledged to secure such obligations.
Under the SLAA, the Funds may loan securities to qualified brokers through a securities lending agency agreement with BNY. Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash which is invested in a short-term money market fund and/or released to each Fund to be used for liquidity purposes in conjunction with the MMLA. Cash collateral received from securities lending is first credited against borrowings under the MMLA. Upon return of securities by the borrower, BNY returns the cash collateral to the borrower, as applicable, which eliminates the credit against the borrowings and causes the drawdowns under the MMLA to increase by the amounts returned. The securities lending program is subject to the same limits and interest rate structure as the MMLA. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under the SLAA which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At July 31, 2024, the securities loaned were subject to the SLAA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Invested in Short-Term Money Market Fund(1)	Cash Collateral used for borrowing(2)	Net Amount(3)
AIO	$31,763	$ 7,615	$ 24,148	$ —
NCV	42,443	10,000	32,443	—
NCZ	33,783	10,001	23,782	—
(1)	Amount invested in a Money Market Mutual Fund with an Overnight and Continuous contractual maturity.
(2)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.
At July 31, 2024, the maximum capital commitment amounts under the MMLA were $130,000, $34,000 and $25,000, respectively, for AIO, NCV and NCZ. CBH had a maximum capital commitment of $71,000 under the MMLA through February 23, 2024. After this date, CBH no longer has a capital commitment amount under the MMLA. Interest on amounts drawn under each MMLA is charged at a daily rate, and a commitment fee is paid on the undrawn amounts as agreed to in the MMLA. As of July 31, 2024, AIO, NCV and NCZ used cash collateral received from the SLAA to purchase long term investments and/or invest the amount in a short-term money market fund. These investments are included in the line item “Investments in Securities, at value” on the Statements of Assets and Liabilities. The securities on loan under the SLAA and securities pledged as collateral under the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2024
MMLA are reflected on the Schedule of Investments. Any amounts payable under the MMLA/SLAA are reflected in the Statements of Assets and Liabilities as “Loan Payable” and/or “Collateral on securities loaned.” The interest rate charged at July 31, 2024 was 5.67% for AIO, NCV and NCZ. The expense is included in the Funds’ Statements of Operations under “Loan interest”.
For the six months ended July 31, 2024, the outstanding borrowings, average borrowings, average interest rate and interest expense under the BNY Facilities were as follows:
Fund	Outstanding Borrowings	Average Borrowing	Weighted Average Interest Rate	Days Outstanding	Loan Interest Expense
AIO	$130,000 (a)	$130,000	5.92%	182	3,890
CBH	— (b)	10,382	6.09	22	39
NCV	34,000 (c)	34,000	5.92	182	1,017
NCZ	25,000 (c)	25,000	5.92	182	748
(a)	Represents $25,000 received through the SLAA and $105,000 received through the MMLA.
(b)	CBH discontinued its borrowings as of February 23, 2024.
(c)	Full amount received through the SLAA.
Note 9. Long-Term Financing Arrangements
($ reported in thousands except per share amounts)
A. Mandatory Redeemable Preferred Shares
On October 2, 2015, ACV completed a private placement with a single institutional investor, consisting of $30,000 in Series A Mandatory Redeemable Preferred Shares (“MRPS”) with a mandatory redemption date of October 2, 2025.
On May 26, 2023, NCV and NCZ each completed a MRPS private placement with a single institutional investor. NCV issued $51,000 in Series A MRPS with a mandatory redemption date of May 26, 2028, and $15,000 in Series B MRPS with a mandatory redemption date of May 26, 2030. NCZ issued $22,000 in Series A MRPS with a mandatory redemption date of May 26, 2028.
The estimated fair value of Series A and B (as applicable) MRPS was calculated, for disclosure purposes, by discounting future cash flows by a rate equal to the current U.S. Treasury yield with a similar maturity date, plus the spread between the A-rated U.S. Corporate rate and the current U.S. Treasury yield plus a market spread for the issuance of preferred shares. The MRPS are categorized as Level 2 within the fair value hierarchy.
The following table summarizes the key terms of the MRPS and their estimated fair value at July 31, 2024:
Fund	Mandatory Redemption Date	Annual Dividend Rate	Shares	Per Share Liquidation Preference	Aggregate Liquidation Preference	Estimated Fair Value
ACV Series A	October 2, 2025	4.34%	1,200,000	$25.00	$30,000	$30,465
NCV Series A	May 26, 2028	5.95%	2,040,000	$25.00	$51,000	$51,796
NCV Series B	May 23, 2030	5.95%	600,000	$25.00	$15,000	$15,551
NCZ Series A	May 26, 2028	5.95%	880,000	$25.00	$22,000	$22,608
Holders of MRPS are entitled to receive a quarterly dividend at an annual fixed dividend rate, subject to upward adjustment (by as much as 4.00%) during any period when the MRPS have a rating of below “A” from Fitch for ACV or below “A” from KBRA for NCV and NCZ, or the equivalent from another rating agency (with the rate increasing at lower rating levels). Interest expense is accrued daily and paid quarterly and are presented in the applicable Fund’s Statement of Assets & Liabilities as interest payable on mandatory redeemable preferred shares. For the six months ended July 31, 2024, ACV accrued $647, NCV paid $1,953 and NCZ paid $651 in interest expense to mandatory redeemable preferred shareholders. The MRPS are senior, with priority in all respects, to the respective Fund’s outstanding common shares as to payments of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. The MRPS rank pari passu with any and all other preferred shares issued by the respective Fund, and rank junior to the Fund’s indebtedness, including any Notes, Margin Loan Financing, Liquidity Facility and any other senior secured indebtedness. Each of ACV, NCV and NCZ may redeem all or any part of its MRPS at any time, subject to certain redemption premiums. With respect to the MRPS, each Fund is subject to periodic asset coverage testing. If a Fund’s asset coverage is insufficient, it may be required to redeem some or all of its MRPS.
NCV and NCZ incurred costs in connection with the issuance of the MRPS. These costs were recorded as a deferred offering cost and are being amortized over the respective life of each series of MRPS. Amortization of these deferred offering costs of $83 for NCV and $34 for NCZ are included under the caption “Interest on mandatory redeemable preferred shares and amortization of deferred offering costs on preferred shares” on the Statement of Operations, and the unamortized balance is deducted from the carrying amount of the MRPS under the caption “Mandatory redeemable preferred shares” on the Statement of Assets and Liabilities.
B. Senior Secured Notes
On October 2, 2015, ACV completed a private placement with a single institutional investor, consisting of $50,000 in Senior Secured Notes (“Notes”) due November 22, 2029.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2024
At July 31, 2024, ACV had $50,000 in aggregate principal amount of Notes outstanding. The Notes rank pari passu with all other senior debt of ACV, including the Margin Loan Financing, and are secured by a lien on all assets of the Fund of every kind, including all securities and all other investment property, equal and ratable with the liens securing the Margin Loan Financing. The Notes are senior, with priority in all respects, to the MRPS and the outstanding common shares as to payments of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. Holders of the Notes are entitled to receive cash interest payments semi-annually until maturity. The Notes accrue interest at an annual fixed rate of 3.94%. The Notes will be subject to a penalty interest rate if ratings fall below A- from Fitch or the equivalent from another agency. The Notes are prepayable in whole or in part at any time, subject to a prepayment premium, which may be adjusted under some circumstances based on asset coverage levels. Interest expense of $980 is included in the ACV’s Statement of Operations.
The estimated fair value of the Notes was calculated, for disclosure purposes, by discounting future cash flows by a rate equal to the current U.S. Treasury yield with a similar maturity date, plus the spread between the A-rated U.S. Corporate rate and the current U.S. Treasury yield with a similar maturity date, plus a market spread for the issuance of Notes. The senior secured notes are categorized as level 2 within the fair value hierarchy.
The following table shows the maturity date, interest rate, notional/carrying amount and estimated fair value of the Notes outstanding at July 31, 2024:
Maturity Date	Interest Rate	Notional/ Carrying Amount	Estimated Fair Value
November 22, 2029	3.94%	$50,000	$52,882
With respect to the Notes, the Fund is subject to monthly asset coverage tests that mirror those applicable to closed-end funds set forth in Section 18 of the 1940 Act, as well as periodic asset coverage tests that are tied to rating agency criteria, in each case subject to various terms and conditions. A breach of any of these tests, after the passage of a cure period, would constitute an event of default under the Notes. The agreements governing the MRPS and Notes impose certain additional customary covenants and restrictions on the Fund, including, among others, restrictions on distributions and a requirement that the Fund adhere to its stated investment policies.
Note 10. Margin Loan Financing
($ reported in thousands)
ACV has entered into a margin loan financing agreement with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Cash borrowings are secured by assets of the ACV that are held with the Fund’s custodian in a separate account. Interest is charged at the Secured Overnight Bank Funding Rate plus an additional percentage rate on the amount borrowed.
For the six months ended July 31, 2024, the weighted average daily balance outstanding was $25,000 at the weighted average interest rate of 6.39%. With respect to the margin loan financing, loan interest expense of $808 is included in the ACV’s Statement of Operations.
At July 31, 2024, the amount of outstanding borrowings was as follows:
Outstanding Borrowings	Interest Rate
$25,000	6.39%
Note 11. Cumulative Preferred Shares
($ reported in thousands except per share amounts)
In September 2018, NCV and NCZ each issued fixed-rate Series A Cumulative Preferred Shares. The shares are perpetual and non-callable for a period of five years. Commencing five years from the date of issuance and thereafter, to the extent permitted by the 1940 Act and Massachusetts law, the Funds may at any time, upon notice of redemption, redeem the Series A Cumulative Preferred Shares in whole or in part at the liquidation preference per share plus accumulated dividends through the date of redemption. Dividends are paid on a quarterly basis and commenced on October 1, 2018, with the first such payment pro-rated from the date of issuance.
The following table shows the details of the Cumulative Preferred Shares as of July 31, 2024:
Fund	Issue Date	Annual Dividend Rate	Shares	Per Share Liquidation Preference	Aggregate Liquidation Preference
NCV	09/20/2018	5.625%	4,000,000	$25.00	$100,000
NCZ	09/11/2018	5.500	4,360,000	25.00	109,000
Note 12.  Indemnifications
Under the Funds’ organizational documents, the Funds, Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2024
parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.
Note 13. Capital Shares
At July 31, 2024, each Fund has one class of common stock with $0.00001 par value of which unlimited shares are authorized.
Note 14. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Funds held securities that were considered to be restricted at July 31, 2024:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
NCV	LiveStyle, Inc.	2/3/16-11/30/16	$ —	$ —	0.0%
	LiveStyle, Inc. Series B	2/3/16	411	419	0.1
NCZ	LiveStyle, Inc.	2/3/16-11/30/16	—	—	0.0
	LiveStyle, Inc. Series B	2/3/16	411	420	0.2
ACV	LiveStyle, Inc.	2/3/16-11/30/16	—	—	0.0
	LiveStyle, Inc. Series B	2/3/16-11/30/16	62	63	0.0
Note 15. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser, the subadvisers, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Funds and the Adviser believe that the outcomes of such matters are not likely, either individually, or in aggregate, to be material to these financial statements.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.
On September 5, 2024, CBH announced that it completed its termination and liquidation effective following the close of business on August 30, 2024. The termination and liquidation were performed in accordance with the Fund’s investment objectives and organizational documents, consistent with the Fund’s previously announced liquidation plans.
Upon the Fund’s termination, the Fund had a final NAV of $9.2342 per common share. The liquidation proceeds were paid on September 4, 2024 to all Fund shareholders of record as of August 30, 2024.

CERTIFICATION
Each Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. Each Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of each Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that each Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by each Fund’s Board. You may obtain a description of these procedures, along with information regarding how each Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

Trustees
Philip R. McLoughlin, Chair of the Board of Trustees
Connie D. McDaniel, Vice Chair of the Board of Trustees
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President and Chief Executive Officer
Peter J. Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Kathryn L. Santoro, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Nikita Thaker, Vice President, Controller and Assistant Treasurer
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Transfer Agent, Dividend Paying Agent and Registrar
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Legal Counsel
Dechert LLP
45 Fremont Street, 26th Floor
San Francisco, CA 94105
How to Contact Us
Shareholder Services	1-866-270-7788
Website	Virtus.com

Computershare Investor Services
P. O. Box 43078
Providence, RI 02940-3078
For more information about Virtus Closed-End Funds,
please contact us at 1-866-270-7788 or closedendfunds@virtus.com, or visit Virtus.com.
8073	09-24

Item 1.	Reports to Stockholders. (cont.)

(b)	Not applicable.

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semi-annual report.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Response not required for semi-annual report.

(a)(2)	Response not required for semi-annual report.

(a)(3)	Response not required for semi-annual report.

(a)(4)	Response not required for semi-annual report.

(b)	Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Response not required for semi-annual report.

(b) Response not required for semi-annual report.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Virtus Convertible & Income 2024 Target Term Fund

By:	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date: 10/4/2024

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date: 10/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date: 10/4/2024

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date: 10/4/2024

*	Print the name and title of each signing officer under his or her signature.